UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class A : FMGAX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 84	0.81%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	2.94%	-1.37%	0.49%
Class A (without 4.00% sales charge)	7.23%	-0.56%	0.90%
Bloomberg U.S. MBS Index	7.46%	-0.18%	1.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.7
Uniform Mortgage Backed Securities	20.8
Freddie Mac Gold Pool	19.1
US Treasury Notes	3.3
Ginnie Mae I Pool	3.1
US Treasury Bonds	2.4
Freddie Mac Multiclass Mortgage participation certificates	2.3
Fannie Mae Guaranteed REMICS	2.2
Freddie Mac Non Gold Pool	1.1
111.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913592.100    237-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Limited Term Securitized Completion Fund Fidelity® Limited Term Securitized Completion Fund : FLTGX

This annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period May 30, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$10,384,570
Number of Holdings	89
Total Advisory Fee	$0
Portfolio TurnoverA	182%
A Amount not annualized
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	10.5
Freddie Mac Multiclass Mortgage participation certificates	9.0
Uniform Mortgage Backed Securities	5.1
DLLAD	4.0
Kubota Credit Owner Trust	3.9
Ford Credit Floorplan Master Owner Trust A	3.9
Verizon Master Trust	3.9
Freddie Mac Gold Pool	3.1
Gs Mtg Secs Tr 2018-Gs10	3.1
Bank of America Credit Card Master Trust	3.0
49.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917139.100    7612-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Mortgage Securities Fund Fidelity® Mortgage Securities Fund : FMSFX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 47	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mortgage Securities Fund	7.70%	-0.21%	1.25%
Bloomberg U.S. MBS Index	7.46%	-0.18%	1.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.7
Uniform Mortgage Backed Securities	20.8
Freddie Mac Gold Pool	19.1
US Treasury Notes	3.3
Ginnie Mae I Pool	3.1
US Treasury Bonds	2.4
Freddie Mac Multiclass Mortgage participation certificates	2.3
Fannie Mae Guaranteed REMICS	2.2
Freddie Mac Non Gold Pool	1.1
111.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913596.100    40-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class M : FTBRX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 2.75% sales charge)	4.43%	0.85%	1.38%
Class M (without 2.75% sales charge)	7.39%	1.42%	1.66%
Fidelity Limited Term Composite Index℠	7.52%	1.75%	2.06%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	1.32%	1.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Bank of America Corp	2.8
JPMorgan Chase & Co	2.2
Wells Fargo & Co	1.7
General Motors Financial Co Inc	1.4
Morgan Stanley	1.3
Barclays PLC	1.3
Citigroup Inc	1.3
BAT International Finance PLC	1.2
Ford Motor Credit Co LLC	1.2
22.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913606.100    287-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class M : FMSAX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 83	0.81%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	2.93%	-1.38%	0.48%
Class M (without 4.00% sales charge)	7.22%	-0.58%	0.89%
Bloomberg U.S. MBS Index	7.46%	-0.18%	1.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.7
Uniform Mortgage Backed Securities	20.8
Freddie Mac Gold Pool	19.1
US Treasury Notes	3.3
Ginnie Mae I Pool	3.1
US Treasury Bonds	2.4
Freddie Mac Multiclass Mortgage participation certificates	2.3
Fannie Mae Guaranteed REMICS	2.2
Freddie Mac Non Gold Pool	1.1
111.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913593.100    239-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class A : FDIAX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 2.75% sales charge)	4.53%	0.87%	1.39%
Class A (without 2.75% sales charge)	7.48%	1.44%	1.67%
Fidelity Limited Term Composite Index℠	7.52%	1.75%	2.06%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	1.32%	1.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Bank of America Corp	2.8
JPMorgan Chase & Co	2.2
Wells Fargo & Co	1.7
General Motors Financial Co Inc	1.4
Morgan Stanley	1.3
Barclays PLC	1.3
Citigroup Inc	1.3
BAT International Finance PLC	1.2
Ford Motor Credit Co LLC	1.2
22.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913604.100    261-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Investment Grade Securitized Fund Fidelity® Series Investment Grade Securitized Fund : FHPFX

This annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg U.S. Securitized Index.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also lifted relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•Larger-than-index exposure to non-agency asset-backed securities added value.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark this period.
•An overweight in agency CMBS also hurt the fund's relative result.  Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Investment Grade Securitized Fund	8.25%	0.25%	1.48%
Bloomberg U.S. Securitized Index	7.55%	-0.09%	1.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.61%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$586,398,251
Number of Holdings	1,059
Total Advisory Fee	$0
Portfolio Turnover	721%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (27.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (27.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	33.5
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	20.5
Uniform Mortgage Backed Securities	12.0
Freddie Mac Multiclass Mortgage participation certificates	7.7
US Treasury Bonds	2.5
Ginnie Mae I Pool	2.5
Fannie Mae Guaranteed REMICS	2.1
US Treasury Notes	1.3
Freddie Mac Non Gold Pool	1.0
108.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913660.100    3223-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class Z : FIKUX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	7.70%	-0.13%	1.17%
Bloomberg U.S. MBS Index	7.46%	-0.18%	1.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.72%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.7
Uniform Mortgage Backed Securities	20.8
Freddie Mac Gold Pool	19.1
US Treasury Notes	3.3
Ginnie Mae I Pool	3.1
US Treasury Bonds	2.4
Freddie Mac Multiclass Mortgage participation certificates	2.3
Fannie Mae Guaranteed REMICS	2.2
Freddie Mac Non Gold Pool	1.1
111.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913595.100    3253-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Limited Term Bond Fund Fidelity® Limited Term Bond Fund : FJRLX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Bond Fund	7.80%	1.74%	1.98%
Fidelity Limited Term Composite Index℠	7.52%	1.75%	2.06%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	1.32%	1.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Bank of America Corp	2.8
JPMorgan Chase & Co	2.2
Wells Fargo & Co	1.7
General Motors Financial Co Inc	1.4
Morgan Stanley	1.3
Barclays PLC	1.3
Citigroup Inc	1.3
BAT International Finance PLC	1.2
Ford Motor Credit Co LLC	1.2
22.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913605.100    2622-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class C : FOMCX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 165	1.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	5.42%	-1.34%	0.28%
Class C	6.42%	-1.34%	0.28%
Bloomberg U.S. MBS Index	7.46%	-0.18%	1.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.7
Uniform Mortgage Backed Securities	20.8
Freddie Mac Gold Pool	19.1
US Treasury Notes	3.3
Ginnie Mae I Pool	3.1
US Treasury Bonds	2.4
Freddie Mac Multiclass Mortgage participation certificates	2.3
Fannie Mae Guaranteed REMICS	2.2
Freddie Mac Non Gold Pool	1.1
111.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913597.100    5635-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class I : FMSCX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.58%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.62%	-0.27%	1.20%
Bloomberg U.S. MBS Index	7.46%	-0.18%	1.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.7
Uniform Mortgage Backed Securities	20.8
Freddie Mac Gold Pool	19.1
US Treasury Notes	3.3
Ginnie Mae I Pool	3.1
US Treasury Bonds	2.4
Freddie Mac Multiclass Mortgage participation certificates	2.3
Fannie Mae Guaranteed REMICS	2.2
Freddie Mac Non Gold Pool	1.1
111.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913594.100    240-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class Z : FIKRX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	7.85%	1.82%	2.57%
Fidelity Limited Term Composite Index℠	7.52%	1.75%	2.56%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	1.32%	2.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.72%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Bank of America Corp	2.8
JPMorgan Chase & Co	2.2
Wells Fargo & Co	1.7
General Motors Financial Co Inc	1.4
Morgan Stanley	1.3
Barclays PLC	1.3
Citigroup Inc	1.3
BAT International Finance PLC	1.2
Ford Motor Credit Co LLC	1.2
22.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.
The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913607.100    3252-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class I : EFIPX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.80%	1.71%	1.94%
Fidelity Limited Term Composite Index℠	7.52%	1.75%	2.06%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	1.32%	1.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Bank of America Corp	2.8
JPMorgan Chase & Co	2.2
Wells Fargo & Co	1.7
General Motors Financial Co Inc	1.4
Morgan Stanley	1.3
Barclays PLC	1.3
Citigroup Inc	1.3
BAT International Finance PLC	1.2
Ford Motor Credit Co LLC	1.2
22.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913609.100    87-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class C : FNBCX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.37%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	5.67%	0.63%	1.03%
Class C	6.67%	0.63%	1.03%
Fidelity Limited Term Composite Index℠	7.52%	1.75%	2.06%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	1.32%	1.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Bank of America Corp	2.8
JPMorgan Chase & Co	2.2
Wells Fargo & Co	1.7
General Motors Financial Co Inc	1.4
Morgan Stanley	1.3
Barclays PLC	1.3
Citigroup Inc	1.3
BAT International Finance PLC	1.2
Ford Motor Credit Co LLC	1.2
22.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913608.100    524-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Investment Grade Securitized Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$80,000	$-	$11,300	$1,900

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$80,300	$-	$11,300	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term

Bond Fund, Fidelity Advisor Mortgage Securities Fund, and Fidelity Limited Term Securitized Completion Fund (the “Funds”):

Services Billed by PwC

August 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$92,200	$7,600	$11,400	$3,200
Fidelity Advisor Mortgage Securities Fund	$96,000	$7,900	$16,700	$3,400
Fidelity Limited Term Securitized Completion Fund	$58,200	$900	$11,400	$400

August 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$92,500	$7,500	$11,400	$3,200
Fidelity Advisor Mortgage Securities Fund	$93,700	$7,800	$14,100	$3,300
Fidelity Limited Term Securitized Completion Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Limited Term Securitized Completion Fund commenced operations on May 30, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$200,000	$-
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2024A,B	August 31, 2023A,B
Audit-Related Fees	$9,437,800	$8,379,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Limited Term Securitized Completion Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A,B	August 31, 2023A,B
Deloitte Entities	$4,961,700	$3,231,200
PwC	$15,071,300	$13,880,300

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Limited Term Securitized Completion Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Mortgage Securities Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Mortgage Securities Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 5.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bonds:
4.125% 8/15/53	3,697	3,630
4.25% 2/15/54	6,620	6,646
4.25% 8/15/54	430	433
4.625% 5/15/44	3,010	3,135
4.625% 5/15/54	850	908
U.S. Treasury Notes:
3.75% 8/15/27	2,460	2,457
3.875% 8/15/34	3,410	3,397
4.125% 2/15/27	1,080	1,087
4.125% 3/31/31	890	906
4.25% 3/15/27	1,300	1,313
4.25% 6/30/31	2,160	2,217
4.375% 5/15/34	1,050	1,088
4.5% 4/15/27	6,200	6,302
4.5% 5/31/29	210	217
4.625% 6/15/27	1,130	1,154

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,245)		34,890

U.S. Government Agency - Mortgage Securities - 126.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 31.6%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (b)(c)	7	7
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (b)(c)	1	1
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.971% 3/1/36 (b)(c)	6	6
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.600% 7.436% 8/1/35 (b)(c)	16	17
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (b)(c)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (b)(c)	1	1
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (b)(c)	6	6
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.434% 8/1/41 (b)(c)	8	8
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (b)(c)	2	2
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	12	13
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.444% 12/1/40 (b)(c)	167	172
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (b)(c)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	11	12
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (b)(c)	2	3
1.5% 11/1/35 to 7/1/51	22,339	18,313
2% 2/1/28 to 3/1/52	38,379	33,515
2.5% 5/1/31 to 1/1/52	40,737	35,951
3% 2/1/31 to 3/1/52	34,715	31,654
3.5% 9/1/33 to 8/1/52	13,642	12,801
4% 3/1/39 to 8/1/52	7,902	7,617
4.5% 5/1/25 to 11/1/52	5,848	5,787
5% 3/1/33 to 11/1/52	6,892	6,932
5.288% 8/1/41 (b)	86	87
5.5% 11/1/52 to 8/1/54	6,763	6,858
6% 11/1/52 to 7/1/54	21,707	22,255
6.5% 3/1/35 to 7/1/54	9,475	9,881
6.723% 2/1/39 (b)	28	29
7% to 7% 7/1/26 to 5/1/30	38	39
7.5% to 7.5% 8/1/25 to 9/1/32	59	62
8% 12/1/29 to 3/1/37	5	5
9% 10/1/30	15	16
TOTAL FANNIE MAE		192,061
Freddie Mac - 20.2%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (b)(c)	20	20
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (b)(c)	59	60
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	19	20
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (b)(c)	9	9
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 7.711% 6/1/33 (b)(c)	16	16
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (b)(c)	54	55
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (b)(c)	10	11
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (b)(c)	15	16
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (b)(c)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.230% 7.231% 5/1/34 (b)(c)	0	0
1.5% 7/1/35 to 6/1/51	13,697	11,234
2% 3/1/36 to 12/1/51	20,225	17,054
2.5% 6/1/31 to 12/1/51	27,640	24,370
3% 12/1/30 to 6/1/52	11,545	10,560
3.5% 3/1/32 to 6/1/52 (d)(e)	25,300	23,744
4% 1/1/36 to 10/1/52	13,681	13,235
4% 4/1/48	5	4
4.5% 7/1/25 to 7/1/53	2,681	2,671
5% 7/1/33 to 1/1/53	5,886	5,913
5.5% 3/1/53 to 2/1/54	7,460	7,617
6% 11/1/28 to 4/1/54	3,897	4,006
6.5% 5/1/31 to 1/1/54	2,126	2,221
7% 3/1/26 to 9/1/36	65	68
7.5% 1/1/27 to 7/1/34	131	138
TOTAL FREDDIE MAC		123,042
Ginnie Mae - 34.5%
3% 6/15/42 to 4/15/45	785	724
3.5% 9/20/40 to 7/20/46	2,416	2,288
4% 7/20/33 to 5/20/49	7,010	6,814
4.5% 8/15/33 to 7/20/54	5,395	5,324
5% 5/15/39 to 4/20/48	664	675
5.5% 12/15/38 to 9/15/39	60	62
6.5% 10/15/34 to 7/15/36	23	24
7% to 7% 1/15/26 to 4/20/32	57	59
7.5% to 7.5% 12/15/26 to 12/15/29	12	13
8% 12/15/24 to 10/15/25	1	1
8.5% 11/15/27 to 10/15/28	3	3
2% 10/20/50 to 2/20/52	31,908	26,856
2% 9/1/54 (f)	1,600	1,347
2% 9/1/54 (f)	4,000	3,368
2% 9/1/54 (f)	1,225	1,031
2% 9/1/54 (f)	1,500	1,263
2% 9/1/54 (f)	3,900	3,284
2% 9/1/54 (f)	1,800	1,516
2% 9/1/54 (f)	1,925	1,621
2% 10/1/54 (f)	2,400	2,023
2.5% 8/20/51 to 6/20/54	32,746	28,485
3% 9/1/54 (f)	2,800	2,532
3% 9/1/54 (f)	8,400	7,596
3% 9/1/54 (f)	850	769
3% 9/1/54 (f)	850	769
3% 9/1/54 (f)	850	769
3% 9/1/54 (f)	2,100	1,899
3% 9/1/54 (f)	4,550	4,115
3% 9/1/54 (f)	800	723
3% 10/1/54 (f)	4,400	3,982
3% 10/1/54 (f)	2,300	2,082
3.5% 9/1/54 (f)	4,900	4,560
3.5% 9/1/54 (f)	400	372
3.5% 9/1/54 (f)	3,325	3,094
3.5% 9/1/54 (f)	2,450	2,280
3.5% 9/1/54 (f)	2,475	2,303
4% 9/1/54 (f)	3,800	3,631
4.5% 9/1/54 (f)	1,100	1,077
4.5% 9/1/54 (f)	800	783
4.5% 9/1/54 (f)	100	98
5% 9/1/54 (f)	3,350	3,343
5% 9/1/54 (f)	400	399
5% 9/1/54 (f)	4,100	4,091
5% 9/1/54 (f)	2,200	2,195
5% 9/1/54 (f)	1,500	1,497
5% 10/1/54 (f)	2,250	2,242
5% 10/1/54 (f)	5,250	5,232
5% 10/1/54 (f)	4,050	4,036
5.5% 9/1/54 (f)	4,400	4,428
5.5% 9/1/54 (f)	2,550	2,566
5.5% 9/1/54 (f)	3,950	3,975
5.5% 9/1/54 (f)	4,000	4,026
5.5% 10/1/54 (f)	7,875	7,924
6% 9/1/54 (f)	1,200	1,217
6% 9/1/54 (f)	100	101
6% 9/1/54 (f)	50	51
6% 9/1/54 (f)	1,550	1,572
6% 9/1/54 (f)	925	938
6% 9/1/54 (f)	675	685
6% 9/1/54 (f)	2,500	2,536
6% 9/1/54 (f)	3,850	3,906
6% 9/1/54 (f)	1,250	1,268
6% 9/1/54 (f)	5,300	5,377
6% 10/1/54 (f)	7,250	7,352
6.5% 9/1/54 (f)	1,475	1,506
6.5% 9/1/54 (f)	1,975	2,016
6.5% 9/1/54 (f)	4,850	4,952
TOTAL GINNIE MAE		209,646
Uniform Mortgage Backed Securities - 40.2%
2% 9/1/39 (f)	200	181
2% 9/1/39 (f)	1,700	1,537
2% 10/1/39 (f)	1,050	951
2% 9/1/54 (f)	250	204
2% 9/1/54 (f)	64,000	52,347
2% 9/1/54 (f)	6,100	4,989
2% 9/1/54 (f)	6,100	4,989
2% 9/1/54 (f)	6,500	5,316
2% 9/1/54 (f)	2,300	1,881
2% 9/1/54 (f)	3,350	2,740
2% 9/1/54 (f)	22,700	18,566
2% 10/1/54 (f)	29,200	23,914
2% 10/1/54 (f)	29,950	24,529
2.5% 9/1/54 (f)	550	469
2.5% 9/1/54 (f)	10,600	9,036
2.5% 9/1/54 (f)	5,100	4,348
2.5% 9/1/54 (f)	5,000	4,262
2.5% 9/1/54 (f)	2,400	2,046
2.5% 9/1/54 (f)	1,825	1,556
2.5% 10/1/54 (f)	16,100	13,741
3% 9/1/54 (f)	7,050	6,251
3% 9/1/54 (f)	25	22
3% 9/1/54 (f)	1,400	1,241
3% 10/1/54 (f)	1,525	1,353
3.5% 9/1/54 (f)	600	552
4% 9/1/54 (f)	4,100	3,888
4% 9/1/54 (f)	400	379
5% 9/1/39 (f)	1,800	1,813
5% 9/1/39 (f)	2,100	2,115
5% 9/1/39 (f)	1,600	1,611
5% 9/1/54 (f)	2,800	2,780
5.5% 9/1/54 (f)	3,100	3,121
5.5% 9/1/54 (f)	6,075	6,117
5.5% 9/1/54 (f)	6,225	6,268
5.5% 9/1/54 (f)	3,000	3,021
5.5% 9/1/54 (f)	1,400	1,410
6% 9/1/54 (f)	3,400	3,463
6% 9/1/54 (f)	3,500	3,564
6% 9/1/54 (f)	1,850	1,884
6% 9/1/54 (f)	3,050	3,106
6% 9/1/54 (f)	3,100	3,157
6% 9/1/54 (f)	725	738
6% 9/1/54 (f)	8,000	8,147
6% 9/1/54 (f)	900	917
6.5% 9/1/54 (f)	375	386
6.5% 9/1/54 (f)	25	26
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		244,932
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $779,324)		769,681

Asset-Backed Securities - 3.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (g)	400	404
Series 2024-X1 Class A, 6.27% 5/15/29 (g)	161	161
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	223	225
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,141	1,149
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (g)	122	123
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (g)	102	104
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	993	993
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	158	161
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	211	216
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (g)	118	116
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (g)	209	212
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (g)	128	130
Series 2024-1A Class A1, 5.52% 5/15/36 (g)	236	239
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (g)	261	264
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	1,100	1,096
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (g)	91	91
Class A3, 5.64% 2/22/28 (g)	106	108
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (g)	500	501
Series 2024-1A Class A3, 5.3% 7/20/29 (g)	85	87
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (g)	540	541
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (g)	263	265
Class A3, 5.61% 4/20/28 (g)	179	183
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (g)	315	321
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (g)	760	764
Series 2024-1 Class A1, 5.29% 4/15/29 (g)	1,100	1,121
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	37	37
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	224	227
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	103	104
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (g)	691	703
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (g)	11	8
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	249	250
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	600	606
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (g)	471	477
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	234	237
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (g)	82	83
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	302	307
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (g)	269	272
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (g)	268	272
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (g)	86	86
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (g)	153	156
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (g)	997	892
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (g)	92	93
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (g)	257	258
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (g)	279	279
Series 2024-A Class A3, 5.25% 4/20/27 (g)	230	232
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (g)	800	809
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 4.8677% 8/25/51 (b)(g)	332	332
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	200	203
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (g)	970	976
Series 2024-1A Class A1, 5.49% 2/18/39 (g)	800	808
Series 2024-2A Class A1, 4.87% 6/21/39 (g)	415	417
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	295	295
Series 2023-C Class A3, 5.15% 11/15/28	127	128
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	92	92
TOTAL ASSET-BACKED SECURITIES (Cost $19,110)		19,214

Collateralized Mortgage Obligations - 5.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (g)	189	187
Series 2021-E Class A1, 1.74% 12/25/60 (g)	1,738	1,518
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(g)	48	47
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(g)	119	117
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(g)	205	196
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(c)(g)	101	100
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(g)(h)	72	0
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (g)	286	277
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (g)	922	865
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(g)	298	282
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (g)	316	307
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (g)	872	803
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (g)	378	355
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (g)	39	38
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (g)	126	115
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (g)	564	537
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(c)(g)	663	661
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (g)	817	799
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(g)	637	614
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (g)	76	75
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (g)	284	270
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0324% 9/25/43 (b)(c)	241	230
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.4128% 9/25/33 (b)	31	31
TOTAL PRIVATE SPONSOR		8,424
U.S. Government Agency - 4.5%
Fannie Mae:
floater Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 12/25/33 (b)(i)(j)	26	4
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	21	21
Series 1999-32 Class PL, 6% 7/25/29	29	30
Series 1999-33 Class PK, 6% 7/25/29	21	22
Series 2001-52 Class YZ, 6.5% 10/25/31	4	4
Series 2005-39 Class TE, 5% 5/25/35	58	59
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3454% 8/25/35 (b)(c)(j)	2	2
Series 2012-149:
Class DA, 1.75% 1/25/43	26	24
Class GA, 1.75% 6/25/42	31	29
Series 2017-32 Class PA, 2.7% 5/25/47	3,643	3,318
Series 2017-37 Class AB, 2.55% 9/25/46	758	695
Series 2021-69 Class JK, 1.5% 10/25/51	247	208
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	27	27
Series 2001-31 Class ZC, 6.5% 7/25/31	10	10
Series 2002-16 Class ZD, 6.5% 4/25/32	7	7
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0867% 11/25/32 (b)(i)(j)	3	0
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	2	0
Series 2020-43 Class MA, 2% 1/25/45	279	257
Series 2020-49 Class JA, 2% 8/25/44	152	141
Series 2020-51 Class BA, 2% 6/25/46	448	396
Series 2020-80 Class BA, 1.5% 3/25/45	578	509
Series 2021-85 Class L, 2.5% 8/25/48	174	155
Series 2021-96:
Class AH, 2.5% 3/25/49	1,469	1,324
Class HA, 2.5% 2/25/50	281	250
Series 2022-1 Class KA, 3% 5/25/48	287	267
Series 2022-13 Class JA, 3% 5/25/48	265	248
Series 2022-3 Class N, 2% 10/25/47	2,315	2,073
Series 2022-30 Class E, 4.5% 7/25/48	818	807
Series 2022-4 Class B, 2.5% 5/25/49	204	182
Series 2022-49 Class TC, 4% 12/25/48	261	253
Series 2022-5:
Class 0, 2.5% 6/25/48	278	253
Class BA, 2.5% 12/25/49	234	205
Series 2022-7 Class A, 3% 5/25/48	409	380
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1767% 12/25/36 (b)(i)(j)	17	2
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9767% 5/25/37 (b)(i)(j)	9	1
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 3/25/33 (b)(i)(j)	5	1
Series 2005-79 Class ZC, 5.9% 9/25/35	56	58
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.8401% 6/25/37 (b)(c)(j)	30	38
Series 2007-66 Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (b)(c)(j)	5	6
Series 2010-135 Class ZA, 4.5% 12/25/40	23	24
Series 2010-150 Class ZC, 4.75% 1/25/41	234	235
Series 2010-95 Class ZC, 5% 9/25/40	487	493
Series 2011-4 Class PZ, 5% 2/25/41	84	82
Series 2011-67 Class AI, 4% 7/25/26 (i)	1	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	57	2
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (b)(i)(j)	2	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	14	0
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (b)(i)(j)	31	3
Series 2013-51 Class GI, 3% 10/25/32 (i)	30	1
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2567% 6/25/35 (b)(i)(j)	47	4
Series 2015-42 Class IL, 6% 6/25/45 (i)	176	28
Series 2015-70 Class JC, 3% 10/25/45	232	222
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	106	17
Series 2020-45 Class JL, 3% 7/25/40	19	17
Series 2021-59 Class H, 2% 6/25/48	183	152
Series 2021-66:
Class DA, 2% 1/25/48	196	164
Class DM, 2% 1/25/48	209	174
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	13	2
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	8	1
Class 13, 6% 3/25/34 (i)	13	2
Series 359 Class 19, 6% 7/25/35 (b)(i)	7	1
Series 384 Class 6, 5% 7/25/37 (i)	24	4
Freddie Mac:
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	18	18
Series 2017-4746 Class PA, 4% 2/15/47	97	96
Series 2021-5141 Class JM, 1.5% 4/25/51	182	154
Series 2021-5148:
Class AD, 1.5% 10/25/51	245	207
Class PC, 1.5% 10/25/51	242	203
Series 2095 Class PE, 6% 11/15/28	28	28
Series 2104 Class PG, 6% 12/15/28	9	9
Series 2121 Class MG, 6% 2/15/29	12	12
Series 2154 Class PT, 6% 5/15/29	22	22
Series 2162 Class PH, 6% 6/15/29	3	3
Series 2520 Class BE, 6% 11/15/32	27	28
Series 2693 Class MD, 5.5% 10/15/33	389	395
Series 2802 Class OB, 6% 5/15/34	39	40
Series 3002 Class NE, 5% 7/15/35	36	37
Series 3189 Class PD, 6% 7/15/36	35	36
Series 3415 Class PC, 5% 12/15/37	12	13
Series 3832 Class PE, 5% 3/15/41	155	158
Series 4135 Class AB, 1.75% 6/15/42	24	22
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	12	12
Series 2015-4506 Class LB, 4% 4/15/44	24	23
Series 2015-4522 Class LB, 4% 6/15/44	18	18
Series 2015-4535 Class LB, 4% 8/15/44	18	17
Series 2016-4636 Class AE, 4% 7/15/42	26	26
Series 2017-4646 Class LA, 4% 9/15/45	65	65
Series 2017-4661 Class AC, 4% 4/15/43	27	27
Series 2020-4993 Class LA, 2% 8/25/44	264	246
Series 2020-5018:
Class LC, 3% 10/25/40	127	117
Class LY, 3% 10/25/40	97	89
Series 2020-5058 Class BE, 3% 11/25/50	537	476
Series 2021-5175 Class CB, 2.5% 4/25/50	1,014	901
Series 2021-5180 Class KA, 2.5% 10/25/47	202	184
Series 2022-5189:
Class DA, 2.5% 5/25/49	227	202
Class TP, 2.5% 5/25/49	221	197
Series 2022-5190:
Class BA, 2.5% 11/25/47	213	193
Class CA, 2.5% 5/25/49	185	165
Series 2022-5191 Class CA, 2.5% 4/25/50	238	210
Series 2022-5197:
Class A, 2.5% 6/25/49	185	165
Class DA, 2.5% 11/25/47	161	147
Series 2022-5198 Class BA, 2.5% 11/25/47	770	705
Series 2022-5202:
Class AG, 3% 1/25/49	137	127
Class LB, 2.5% 10/25/47	173	158
Series 2022-5248 Class A, 4% 4/15/48	711	701
Series 2114 Class ZM, 6% 1/15/29	4	4
Series 2135 Class JE, 6% 3/15/29	12	12
Series 2274 Class ZM, 6.5% 1/15/31	9	9
Series 2281 Class ZB, 6% 3/15/30	5	5
Series 2357 Class ZB, 6.5% 9/15/31	21	22
Series 2502 Class ZC, 6% 9/15/32	20	21
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.132% 2/15/36 (b)(i)(j)	12	1
Series 2013-4281 Class AI, 4% 12/15/28 (i)	1	0
Series 2017-4683 Class LM, 3% 5/15/47	208	200
Series 2020-5041:
Class LA, 1.5% 11/25/40	843	711
Class LB, 3% 11/25/40	217	200
Series 2020-5046 Class PT, 1.5% 11/25/40	641	540
Series 2021-5083 Class VA, 1% 8/15/38	781	738
Series 2021-5182 Class A, 2.5% 10/25/48	1,332	1,188
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.732% 11/15/31 (b)(i)(j)	17	1
Series 2587 Class IM, 6.5% 3/15/33 (i)	10	2
Series 2933 Class ZM, 5.75% 2/15/35	128	133
Series 2947 Class XZ, 6% 3/15/35	70	73
Series 2996 Class ZD, 5.5% 6/15/35	85	88
Series 3237 Class C, 5.5% 11/15/36	111	114
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.192% 11/15/36 (b)(i)(j)	42	4
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.112% 6/15/37 (b)(i)(j)	32	4
Series 3949 Class MK, 4.5% 10/15/34	25	25
Series 4055 Class BI, 3.5% 5/15/31 (i)	4	0
Series 4149 Class IO, 3% 1/15/33 (i)	17	1
Series 4314 Class AI, 5% 3/15/34 (i)	1	0
Series 4427 Class LI, 3.5% 2/15/34 (i)	75	3
Series 4471 Class PA 4% 12/15/40	93	92
target amortization class Series 2017-4692 Class KB, 4% 10/15/46	202	197
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	10	10
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	310	263
sequential payer Series 2021-5159 Class GC, 2% 11/25/47	162	144
Series 4386 Class AZ, 4.5% 11/15/40	339	333
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2369% 6/16/37 (b)(i)(j)	20	2
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (b)(c)(k)	36	36
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (b)(c)(k)	32	32
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (b)(c)(k)	30	30
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (b)(c)(k)	10	10
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (b)(c)(k)	2	2
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8502% 1/20/49 (b)(c)	75	74
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9502% 10/20/49 (b)(c)	126	123
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9002% 2/20/49 (b)(c)	244	240
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	6	0
Series 2016-69 Class WA, 3% 2/20/46	100	93
Series 2017-134 Class BA, 2.5% 11/20/46	37	34
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	56	55
Series 2010-160 Class DY, 4% 12/20/40	330	325
Series 2010-170 Class B, 4% 12/20/40	73	72
Series 2017-139 Class BA, 3% 9/20/47	405	370
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0469% 5/16/34 (b)(i)(j)	35	3
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7469% 8/17/34 (b)(i)(j)	12	1
Series 2011-52 Class HI, 7% 4/16/41 (i)	119	16
Series 2013-149 Class MA, 2.5% 5/20/40	180	175
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	3	3
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (b)(c)(k)	179	178
TOTAL U.S. GOVERNMENT AGENCY		27,558
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,091)		35,982

Commercial Mortgage Securities - 7.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (g)	266	247
Series 2019-BPR Class BNM, 3.465% 11/5/32 (g)	118	102
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,013	975
Series 2020-BN26 Class ASB, 2.313% 3/15/63	700	655
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (b)(i)	7,140	148
Series 2021-BN33 Class XA, 1.163% 5/15/64 (b)(i)	4,943	238
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	2,000	1,916
Class A5, 3.39% 6/15/60	1,519	1,463
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5064% 9/15/56 (b)	232	250
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	700	721
Benchmark Mortgage Trust:
sequential payer Series 2021-B29 Class ASB, 2.205% 9/15/54	3,400	3,075
Series 2019-B14 Class XA, 0.8924% 12/15/62 (b)(i)	13,084	299
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(c)(g)	772	751
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(g)	200	199
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	100	105
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(c)(g)	1,066	1,068
BX Commercial Mortgage Trust:
floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0874% 10/15/26 (b)(c)(g)	280	276
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(c)(g)	400	396
floater sequential payer Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(c)(g)	1,066	1,063
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL5 Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(c)(g)	182	181
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(g)	459	458
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(g)	712	711
BX Trust floater Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(c)(g)	701	698
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-P4 Class A4, 2.902% 7/10/49	3,644	3,493
Series 2015-GC33 Class XA, 1.0182% 9/10/58 (b)(i)	7,675	45
Series 2016-P6 Class XA, 0.692% 12/10/49 (b)(i)	6,228	61
Series 2019-GC41 Class XA, 1.1599% 8/10/56 (b)(i)	4,804	177
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 0.8921% 11/10/47 (b)(i)	968	0
Series 2014-LC17 Class XA, 0.6896% 10/10/47 (b)(i)	2,758	0
Series 2014-UBS6 Class XA, 0.8612% 12/10/47 (b)(i)	3,020	0
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(g)	1,509	1,537
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	54	53
Series 2018-K074 Class A2, 3.6% 1/25/28	1,000	983
Series 2023-K751 Class A2, 4.412% 3/25/30	400	404
Series K069 Class A2, 3.187% 9/25/27	200	194
Series 2018-K075 Class A2, 3.65% 2/25/28	1,000	983
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (b)(c)(g)	1,595	1,586
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(c)(g)	526	518
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	5,000	4,928
Series 2018-GS10:
Class A4, 3.89% 7/10/51	2,200	2,135
Class A5, 4.155% 7/10/51	200	193
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,063	1,026
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	300	286
Series 2015-GC34 Class XA, 1.3458% 10/10/48 (b)(i)	3,703	32
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(c)(g)	838	838
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (g)	455	416
Class XAFX, 1.2948% 7/5/33 (b)(g)(i)	3,909	77
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(c)(g)	341	337
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1751% 10/15/48 (b)(i)	4,369	24
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.234% 8/15/33 (b)(c)(g)	723	590
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (g)	577	553
Series 2019-MEAD Class B, 3.283% 11/10/36 (b)(g)	84	79
Series 2021-L6 Class XA, 1.3148% 6/15/54 (b)(i)	1,070	54
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(c)(g)	647	639
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(c)(g)	316	312
UBS Commercial Mortgage Trust:
sequential payer Series 2017-C1 Class ASB, 3.462% 11/15/50	762	748
Series 2017-C7 Class XA, 1.1325% 12/15/50 (b)(i)	5,184	136
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(c)(g)	200	199
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(c)(g)	1,000	997
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(c)(g)	468	456
sequential payer Series 2015-C29 Class A4, 3.637% 6/15/48	4,000	3,941
Series 2015-C31 Class XA, 1.0985% 11/15/48 (b)(i)	3,851	26
Series 2017-C42 Class XA, 1.004% 12/15/50 (b)(i)	7,468	172
Series 2018-C46 Class XA, 1.0782% 8/15/51 (b)(i)	3,790	87
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9584% 11/15/47 (b)(i)	1,682	0
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,023)		45,310

Money Market Funds - 13.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (l) (Cost $84,084)	84,067,293	84,084

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	3,100	42
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	10,300	310
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	1,600	20
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	6,200	207
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	4,400	170
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	4,600	66

TOTAL PUT OPTIONS			815
Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	3,100	132
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	10,300	542
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	1,600	72
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	6,200	210
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	4,400	176
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	4,600	250

TOTAL CALL OPTIONS			1,382
TOTAL PURCHASED SWAPTIONS (Cost $2,270)			2,197

TOTAL INVESTMENT IN SECURITIES - 162.9% (Cost $1,000,147)	991,358
NET OTHER ASSETS (LIABILITIES) - (62.9)%	(382,719)
NET ASSETS - 100.0%	608,639

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 9/1/54	(2,400)	(2,022)
3% 9/1/54	(4,400)	(3,979)
3% 9/1/54	(2,300)	(2,080)
5% 9/1/54	(2,250)	(2,245)
5% 9/1/54	(5,250)	(5,239)
5% 9/1/54	(4,050)	(4,041)
5.5% 9/1/54	(7,875)	(7,925)
6% 9/1/54	(7,250)	(7,355)

TOTAL GINNIE MAE		(34,886)

Uniform Mortgage Backed Securities
2% 9/1/39	(1,050)	(950)
2% 9/1/54	(500)	(409)
2% 9/1/54	(3,900)	(3,190)
2% 9/1/54	(29,200)	(23,882)
2% 9/1/54	(3,350)	(2,740)
2% 9/1/54	(3,350)	(2,740)
2% 9/1/54	(22,700)	(18,566)
2% 9/1/54	(29,950)	(24,496)
2% 9/1/54	(700)	(573)
2.5% 9/1/54	(1,000)	(852)
2.5% 9/1/54	(16,100)	(13,725)
2.5% 9/1/54	(2,900)	(2,472)
2.5% 9/1/54	(3,000)	(2,557)
2.5% 9/1/54	(600)	(511)
3% 9/1/54	(725)	(643)
3% 9/1/54	(1,400)	(1,241)
3% 9/1/54	(3,275)	(2,904)
3% 9/1/54	(1,025)	(909)
3% 9/1/54	(25)	(22)
3% 9/1/54	(1,525)	(1,352)
3% 9/1/54	(500)	(443)
3% 10/1/54	(1,400)	(1,242)
3.5% 9/1/54	(500)	(460)
4% 9/1/54	(3,000)	(2,845)
4% 9/1/54	(1,500)	(1,422)
5.5% 9/1/54	(300)	(302)
6% 9/1/54	(2,500)	(2,546)
6% 9/1/54	(800)	(815)
6% 9/1/54	(3,400)	(3,463)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(118,272)

TOTAL TBA SALE COMMITMENTS (Proceeds $151,958)		(153,158)

Written Swaptions
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	7,600	(282)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	7,600	(297)

TOTAL WRITTEN SWAPTIONS			(579)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	42	Dec 2024	8,717	(10)	(10)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	145	Dec 2024	15,863	(68)	(68)

TOTAL PURCHASED					(78)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	220	Dec 2024	24,984	200	200
CBOT Long Term U.S. Treasury Bond Contracts (United States)	52	Dec 2024	6,403	127	127

TOTAL SOLD					327

TOTAL FUTURES CONTRACTS					249
The notional amount of futures purchased as a percentage of Net Assets is 4.0%
The notional amount of futures sold as a percentage of Net Assets is 5.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $68,007,000.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,620	5	(17)	(12)
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly	720	2	(12)	(10)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760	3	(13)	(10)
CMBX N.A. AAA Index Series 15		Nov 2064	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	600	6	(11)	(5)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130	19	(37)	(18)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	70	10	(15)	(5)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130	19	(35)	(16)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	350	52	(85)	(33)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	660	98	(159)	(61)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	550	81	(144)	(63)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	140	21	(36)	(15)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80	12	(21)	(9)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	550	81	(158)	(77)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90	13	(20)	(7)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100	15	(17)	(2)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	470	69	(118)	(49)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	100	11	(16)	(5)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	300	33	(43)	(10)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100	11	(12)	(1)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	350	39	(46)	(7)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100	11	(14)	(3)

TOTAL BUY PROTECTION							611	(1,029)	(418)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100	(11)	72	61
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	800	(12)	16	4
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	2,900	(43)	58	15
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	900	(13)	14	1
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	900	(13)	12	(1)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	700	(14)	18	4
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	2,900	(58)	73	15
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	800	(16)	17	1

TOTAL SELL PROTECTION							(180)	280	100
TOTAL CREDIT DEFAULT SWAPS							431	(749)	(318)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	9,763	(115)	0	(115)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	27,318	(390)	0	(390)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	6,250	(126)	0	(126)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	16,303	(376)	0	(376)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	6,132	(163)	0	(163)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	1,311	38	0	38
TOTAL INTEREST RATE SWAPS							(1,132)	0	(1,132)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $67,880,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $635,000.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,087,000.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,335,000 or 6.0% of net assets.

(h)	Level 3 security
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,169	347,467	272,552	2,550	-	-	84,084	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	17,530	17,530	-	-	-	-	0.0%
Total	9,169	364,997	290,082	2,550	-	-	84,084

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	34,890	-	34,890	-

U.S. Government Agency - Mortgage Securities	769,681	-	769,681	-

Asset-Backed Securities	19,214	-	19,214	-

Collateralized Mortgage Obligations	35,982	-	35,982	-

Commercial Mortgage Securities	45,310	-	45,310	-

Money Market Funds	84,084	84,084	-	-

Purchased Swaptions	2,197	-	2,197	-
Total Investments in Securities:	991,358	84,084	907,274	-
Derivative Instruments: Assets
Futures Contracts	327	327	-	-
Swaps	649	-	649	-
Total Assets	976	327	649	-
Liabilities
Futures Contracts	(78)	(78)	-	-
Swaps	(1,350)	-	(1,350)	-
Written Swaptions	(579)	-	(579)	-
Total Liabilities	(2,007)	(78)	(1,929)	-
Total Derivative Instruments:	(1,031)	249	(1,280)	-
Other Financial Instruments:
TBA Sale Commitments	(153,158)	-	(153,158)	-
Total Other Financial Instruments:	(153,158)	-	(153,158)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	611	(180)
Total Credit Risk	611	(180)
Interest Rate Risk
Futures Contracts (b)	327	(78)
Purchased Swaptions (c)	2,197	0
Swaps (d)	38	(1,170)
Written Swaptions (e)	0	(579)
Total Interest Rate Risk	2,562	(1,827)
Total Value of Derivatives	3,173	(2,007)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $916,063)	$907,274
Fidelity Central Funds (cost $84,084)	84,084

Total Investment in Securities (cost $1,000,147)		$991,358
Receivable for investments sold
Regular delivery		1
Delayed delivery		26
Receivable for premium on written options		632
Receivable for TBA sale commitments		151,958
Receivable for fund shares sold		572
Interest receivable		1,714
Distributions receivable from Fidelity Central Funds		337
Receivable for daily variation margin on futures contracts		66
Receivable for daily variation margin on centrally cleared swaps		116
Bi-lateral OTC swaps, at value		611
Receivable from investment adviser for expense reductions		3
Total assets		1,147,394
Liabilities
Payable for investments purchased
Regular delivery	$6,124
Delayed delivery	377,616
TBA sale commitments, at value	153,158
Payable for fund shares redeemed	336
Distributions payable	512
Bi-lateral OTC swaps, at value	180
Accrued management fee	143
Distribution and service plan fees payable	7
Written options, at value (premium receivable $632)	579
Other affiliated payables	100
Total liabilities		538,755
Net Assets		$608,639
Net Assets consist of:
Paid in capital		$704,008
Total accumulated earnings (loss)		(95,369)
Net Assets		$608,639

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,821 ÷ 1,889 shares)(a)		$9.96
Maximum offering price per share (100/96.00 of $9.96)		$10.38
Class M :
Net Asset Value and redemption price per share ($7,314 ÷ 733 shares)(a)		$9.98
Maximum offering price per share (100/96.00 of $9.98)		$10.40
Class C :
Net Asset Value and offering price per share ($1,252 ÷ 127 shares)(a)(b)		$9.88
Fidelity Mortgage Securities Fund :
Net Asset Value, offering price and redemption price per share ($331,958 ÷ 33,177 shares)		$10.01
Class I :
Net Asset Value, offering price and redemption price per share ($151,019 ÷ 15,150 shares)		$9.97
Class Z :
Net Asset Value, offering price and redemption price per share ($98,275 ÷ 9,847 shares)		$9.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended August 31, 2024 Amounts in thousands
Investment Income
Interest		$18,876
Income from Fidelity Central Funds		2,550
Total income		21,426
Expenses
Management fee	$1,456
Transfer agent fees	577
Distribution and service plan fees	81
Fund wide operations fee	311
Independent trustees' fees and expenses	1
Total expenses before reductions	2,426
Expense reductions	(42)
Total expenses after reductions		2,384
Net Investment income (loss)		19,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,164)
Futures contracts	(1,608)
Swaps	(1,009)
Written options	21
Total net realized gain (loss)		(18,760)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	40,446
Futures contracts	826
Swaps	(1,163)
Written options	53
TBA Sale commitments	(756)
Total change in net unrealized appreciation (depreciation)		39,406
Net gain (loss)		20,646
Net increase (decrease) in net assets resulting from operations		$39,688
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,042	$29,132
Net realized gain (loss)	(18,760)	(85,572)
Change in net unrealized appreciation (depreciation)	39,406	31,375
Net increase (decrease) in net assets resulting from operations	39,688	(25,065)
Distributions to shareholders	(19,406)	(28,042)

Share transactions - net increase (decrease)	94,167	(453,695)
Total increase (decrease) in net assets	114,449	(506,802)

Net Assets
Beginning of period	494,190	1,000,992
End of period	$608,639	$494,190

Financial Highlights
Fidelity Advisor® Mortgage Securities Fund Class A

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$10.17	$11.49	$11.66	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.329	.268	.083	(.002)	.174
Net realized and unrealized gain (loss)	.349	(.559)	(1.272)	(.029)	.330
Total from investment operations	.678	(.291)	(1.189)	(.031)	.504
Distributions from net investment income	(.338)	(.259)	(.094)	(.028) C	(.214)
Distributions from net realized gain	-	-	(.037)	(.111) C	-
Total distributions	(.338)	(.259)	(.131)	(.139)	(.214)
Net asset value, end of period	$9.96	$9.62	$10.17	$11.49	$11.66
Total Return D,E	7.23%	(2.88)%	(10.42)%	(.27)%	4.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.80%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.81%	.80%	.79%	.78%	.79%
Expenses net of all reductions	.81%	.80%	.79%	.78%	.79%
Net investment income (loss)	3.43%	2.73%	.76%	(.01)%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$19	$20	$27	$33	$29
Portfolio turnover rate H	767%	865% I	662%	1032%	741% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class M

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.19	$11.52	$11.68	$11.40
Income from Investment Operations
Net investment income (loss) A,B	.330	.270	.082	(.003)	.173
Net realized and unrealized gain (loss)	.348	(.559)	(1.281)	(.018)	.321
Total from investment operations	.678	(.289)	(1.199)	(.021)	.494
Distributions from net investment income	(.338)	(.261)	(.094)	(.028) C	(.214)
Distributions from net realized gain	-	-	(.037)	(.111) C	-
Total distributions	(.338)	(.261)	(.131)	(.139)	(.214)
Net asset value, end of period	$9.98	$9.64	$10.19	$11.52	$11.68
Total Return D,E	7.22%	(2.85)%	(10.48)%	(.18)%	4.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.79%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.81%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.80%	.79%	.79%	.79%	.80%
Net investment income (loss)	3.43%	2.75%	.76%	(.02)%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$7	$8	$10	$12	$14
Portfolio turnover rate H	767%	865% I	662%	1032%	741% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class C

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.54	$10.08	$11.42	$11.64	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.251	.188	(.005)	(.092)	.084
Net realized and unrealized gain (loss)	.349	(.549)	(1.270)	(.018)	.320
Total from investment operations	.600	(.361)	(1.275)	(.110)	.404
Distributions from net investment income	(.260)	(.179)	(.028)	(.007) C	(.124)
Distributions from net realized gain	-	-	(.037)	(.103) C	-
Total distributions	(.260)	(.179)	(.065)	(.110)	(.124)
Net asset value, end of period	$9.88	$9.54	$10.08	$11.42	$11.64
Total Return D,E	6.42%	(3.60)%	(11.21)%	(.95)%	3.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.60%	1.60%	1.60%	1.56%	1.58%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.56%	1.58%
Expenses net of all reductions	1.60%	1.60%	1.60%	1.56%	1.58%
Net investment income (loss)	2.64%	1.93%	(.05)%	(.80)%	.73%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$3	$4	$6
Portfolio turnover rate H	767%	865% I	662%	1032%	741% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mortgage Securities Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.22	$11.54	$11.69	$11.40
Income from Investment Operations
Net investment income (loss) A,B	.365	.306	.120	.037	.214
Net realized and unrealized gain (loss)	.358	(.572)	(1.275)	(.025)	.331
Total from investment operations	.723	(.266)	(1.155)	.012	.545
Distributions from net investment income	(.373)	(.294)	(.128)	(.042) C	(.255)
Distributions from net realized gain	-	-	(.037)	(.120) C	-
Total distributions	(.373)	(.294)	(.165)	(.162)	(.255)
Net asset value, end of period	$10.01	$9.66	$10.22	$11.54	$11.69
Total Return D	7.70%	(2.61)%	(10.09)%	.10%	4.84%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.79%	3.08%	1.10%	.32%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$332	$358	$837	$1,003	$819
Portfolio turnover rate G	767%	865% H	662%	1032%	741% H

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class I

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$10.18	$11.50	$11.64	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.349	.297	.113	.030	.211
Net realized and unrealized gain (loss)	.365	(.570)	(1.274)	(.012)	.319
Total from investment operations	.714	(.273)	(1.161)	.018	.530
Distributions from net investment income	(.364)	(.287)	(.122)	(.040) C	(.250)
Distributions from net realized gain	-	-	(.037)	(.118) C	-
Total distributions	(.364)	(.287)	(.159)	(.158)	(.250)
Net asset value, end of period	$9.97	$9.62	$10.18	$11.50	$11.64
Total Return D	7.62%	(2.70)%	(10.17)%	.16%	4.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.52%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.58%	.52%	.51%	.51%	.49%
Expenses net of all reductions	.58%	.52%	.51%	.51%	.48%
Net investment income (loss)	3.66%	3.01%	1.04%	.26%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$151	$20	$38	$51	$23
Portfolio turnover rate G	767%	865% H	662%	1032%	741% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class Z

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.19	$11.51	$11.65	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.373	.315	.130	.047	.225
Net realized and unrealized gain (loss)	.348	(.563)	(1.275)	(.018)	.319
Total from investment operations	.721	(.248)	(1.145)	.029	.544
Distributions from net investment income	(.381)	(.302)	(.138)	(.046) C	(.264)
Distributions from net realized gain	-	-	(.037)	(.123) C	-
Total distributions	(.381)	(.302)	(.175)	(.169)	(.264)
Net asset value, end of period	$9.98	$9.64	$10.19	$11.51	$11.65
Total Return D	7.70%	(2.44)%	(10.03)%	.25%	4.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.88%	3.17%	1.19%	.41%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$98	$86	$86	$127	$52
Portfolio turnover rate G	767%	865% H	662%	1032%	741% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, options transactions, swaps, capital loss carryforwards and losses deferred due to futures transactions, options transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,102
Gross unrealized depreciation	(26,686)
Net unrealized appreciation (depreciation)	$(15,584)
Tax Cost	$1,004,869

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,378
Capital loss carryforward	$(80,983)
Net unrealized appreciation (depreciation) on securities and other investments	$(15,764)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(52,278)
Long-term	(28,705)
Total capital loss carryforward	$(80,983)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$19,406	$28,042

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Mortgage Securities Fund
Credit Risk
Swaps	(146)	(277)
Total Credit Risk	(146)	(277)
Interest Rate Risk
Futures Contracts	(1,608)	826
Purchased Options	(12)	(73)
Written Options	21	53
Swaps	(863)	(886)
Total Interest Rate Risk	(2,462)	(80)
Totals	(2,608)	(357)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	2,939,514	2,836,632

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Mortgage Securities Fund	55,765	(48,662)	543,713
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	47	1
Class M	-%	.25%	18	-A
Class C	.75%	.25%	16	1
			81	$2

A In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1
Class M	- B
Class C A	- B
1

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	39.21
Class M	15.21
Class C	4.25
Fidelity Mortgage Securities Fund	322.10
Class I	152.23
Class Z	45.05
	577

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.06%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Mortgage Securities Fund	- A	-	-

A In the amount of less than five hundred dollars.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	36

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Class M	$- A

A In the amount of less than five hundred dollars.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$656	$596
Class M	259	234
Class C	42	41
Fidelity Mortgage Securities Fund	12,451	22,200
Class I	2,485	977
Class Z	3,513	3,994
Total	$19,406	$28,042

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	176	145	$1,718	$1,430
Reinvestment of distributions	63	57	606	556
Shares redeemed	(479)	(745)	(4,577)	(7,333)
Net increase (decrease)	(240)	(543)	$(2,253)	$(5,347)
Class M
Shares sold	32	55	$300	$527
Reinvestment of distributions	26	23	253	228
Shares redeemed	(135)	(255)	(1,294)	(2,476)
Net increase (decrease)	(77)	(177)	$(741)	$(1,721)
Class C
Shares sold	11	24	$101	$234
Reinvestment of distributions	4	4	42	40
Shares redeemed	(80)	(102)	(763)	(995)
Net increase (decrease)	(65)	(74)	$(620)	$(721)
Fidelity Mortgage Securities Fund
Shares sold	15,599	62,353	$148,548	$605,892
Reinvestment of distributions	831	1,836	8,027	18,073
Shares redeemed	(20,308)	(109,036)	(190,957)	(1,058,431)
Net increase (decrease)	(3,878)	(44,847)	$(34,382)	$(434,466)
Class I
Shares sold	15,993	2,608	$150,726	$25,870
Reinvestment of distributions	215	97	2,085	948
Shares redeemed	(3,139)	(4,383)	(30,070)	(43,404)
Net increase (decrease)	13,069	(1,678)	$122,741	$(16,586)
Class Z
Shares sold	3,736	14,073	$36,249	$140,015
Reinvestment of distributions	338	382	3,260	3,758
Shares redeemed	(3,156)	(13,966)	(30,087)	(138,627)
Net increase (decrease)	918	489	$9,422	$5,146

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Mortgage Securities Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 5.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $25,707,585 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $19,405,566 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,814,004,433.55	97.25
Withheld	334,633,605.07	2.75
TOTAL	12,148,638,038.62	100.00
Jennifer Toolin McAuliffe
Affirmative	11,801,437,777.69	97.14
Withheld	347,200,260.93	2.86
TOTAL	12,148,638,038.62	100.00
Christine J. Thompson
Affirmative	11,799,735,265.07	97.13
Withheld	348,902,773.55	2.87
TOTAL	12,148,638,038.62	100.00
Elizabeth S. Acton
Affirmative	11,763,944,249.67	96.83
Withheld	384,693,788.95	3.17
TOTAL	12,148,638,038.62	100.00
Laura M. Bishop
Affirmative	11,816,418,545.71	97.27
Withheld	332,219,492.91	2.73
TOTAL	12,148,638,038.62	100.00
Ann E. Dunwoody
Affirmative	11,766,162,744.64	96.85
Withheld	382,475,293.98	3.15
TOTAL	12,148,638,038.62	100.00
John Engler
Affirmative	11,692,629,526.64	96.25
Withheld	456,008,511.98	3.75
TOTAL	12,148,638,038.62	100.00
Robert F. Gartland
Affirmative	11,762,176,459.70	96.82
Withheld	386,461,578.92	3.18
TOTAL	12,148,638,038.62	100.00
Robert W. Helm
Affirmative	11,797,887,400.14	97.11
Withheld	350,750,638.48	2.89
TOTAL	12,148,638,038.62	100.00
Arthur E. Johnson
Affirmative	11,722,693,701.64	96.49
Withheld	425,944,336.98	3.51
TOTAL	12,148,638,038.62	100.00
Michael E. Kenneally
Affirmative	11,755,380,864.02	96.76
Withheld	393,257,174.60	3.24
TOTAL	12,148,638,038.62	100.00
Mark A. Murray
Affirmative	11,768,949,175.31	96.87
Withheld	379,688,863.31	3.13
TOTAL	12,148,638,038.62	100.00
Carol J. Zierhoffer
Affirmative	11,806,868,951.90	97.19
Withheld	341,769,086.72	2.81
TOTAL	12,148,638,038.62	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704047.127
AMOR-ANN-1024
Fidelity® Limited Term Securitized Completion Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Limited Term Securitized Completion Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 4.625% 5/15/44	47,000	48,946
U.S. Treasury Notes 3.75% 8/15/27	30,000	29,967
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,470)		78,913

U.S. Government Agency - Mortgage Securities - 29.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.4%
1.5% 12/1/35 to 9/1/36	170,253	150,784
2% 10/1/35 to 2/1/42	691,885	607,762
3% 9/1/30 (b)(c)	228,968	222,797
6% 7/1/54	98,308	100,252
TOTAL FANNIE MAE		1,081,595
Freddie Mac - 3.1%
1.5% 11/1/35 to 7/1/36	120,453	106,745
2% 10/1/35	240,767	219,220
TOTAL FREDDIE MAC		325,965
Uniform Mortgage Backed Securities - 15.9%
2.5% 9/1/39 (d)	200,000	185,445
3.5% 9/1/39 (d)	150,000	145,371
5% 9/1/39 (d)	150,000	151,049
5% 9/1/39 (d)	150,000	151,049
5% 9/1/39 (d)	100,000	100,699
6% 9/1/54 (d)	300,000	305,520
6% 9/1/54 (d)	250,000	254,600
6% 9/1/54 (d)	150,000	152,760
6% 9/1/54 (d)	100,000	101,840
6% 9/1/54 (d)	100,000	101,840
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,650,173
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,023,974)		3,057,733

Asset-Backed Securities - 48.6%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/29 (e)	200,000	201,845
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (e)	100,000	100,928
Bank of America Credit Card Master Trust Series 2024-A1 Class A, 4.93% 5/15/29	300,000	305,442
Carmax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/28	75,000	76,049
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/28	209,000	212,492
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (e)	157,330	159,609
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 Month Index + 0.880% 6.2223% 5/14/29 (f)(g)	300,000	303,308
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/28 (e)	250,000	251,640
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (e)	205,000	206,451
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03% 10/15/27	200,000	200,604
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (e)	200,000	200,458
Series 2024-1A Class A3, 5.3% 7/20/29 (e)	400,000	408,280
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/26 (e)	144,000	145,340
Enterprise Fleet Financing 202 Series 2024-3 Class A3, 4.98% 8/21/28 (e)	100,000	101,304
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/36 (e)	100,000	102,949
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class A1, 5.29% 4/15/29 (e)	400,000	407,734
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class B, 5.73% 6/15/28 (e)	115,000	116,686
Series 2024-1A Class A1, 5.13% 3/15/29 (e)	175,000	178,233
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (e)	100,000	101,280
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (e)	400,000	407,882
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (e)	161,638	162,205
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (e)	100,000	101,282
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/29	400,000	404,376
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (e)	193,330	194,655
TOTAL ASSET-BACKED SECURITIES (Cost $5,026,538)		5,051,032

Collateralized Mortgage Obligations - 6.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.7%
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (e)	86,471	86,570
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (e)(f)	100,000	98,090
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (e)(f)	99,253	94,009
TOTAL PRIVATE SPONSOR		278,669
U.S. Government Agency - 3.5%
Freddie Mac sequential payer Series 2020-5000 Class MA, 2% 6/25/44	240,394	222,037
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (e)	144,434	140,339
TOTAL U.S. GOVERNMENT AGENCY		362,376
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $631,191)		641,045

Commercial Mortgage Securities - 30.5%
	Principal Amount (a)	Value ($)
BANK sequential payer Series 2020-BN26 Class ASB, 2.313% 3/15/63	100,000	93,595
BBCMS Mortgage Trust sequential payer Series 2022-C14 Class ASB, 2.901% 2/15/55	190,000	176,228
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	100,000	103,056
Benchmark Mortgage Trust sequential payer:
Series 2018-B7 Class A4, 4.51% 5/15/53	150,000	147,565
Series 2023-V3 Class A3, 6.3629% 7/15/56	60,000	63,027
BX Commercial Mortgage Trust floater Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (e)(f)(g)	200,000	198,063
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (e)(f)	236,489	236,046
Freddie Mac:
sequential payer Series 2019-K735 Class A2, 2.862% 5/25/26	242,347	236,251
Series 2017-K068 Class A2, 3.244% 8/25/27	200,000	195,041
Series 2022 K748 Class A2, 2.26% 1/25/29	300,000	277,583
GS Mortgage Securities Trust sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	199,595	196,728
Series 2018-GS10:
Class A5, 4.155% 7/10/51	100,000	96,661
Class AAB, 4.106% 7/10/51	227,160	224,832
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	182,824	178,981
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	285,000	277,821
UBS Commercial Mortgage Trust sequential payer Series 2017-C5 Class ASB, 3.345% 11/15/50	131,711	128,700
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	200,000	198,121
Series 2018-C46 Class A4, 4.152% 8/15/51	50,000	48,541
Wells Fargo Commercial Mtg Trust 2019-C sequential payer Series 2019-C51 Class ASB, 3.16% 6/15/52	95,509	92,381
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,163,613)		3,169,221

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $138,899)	138,871	138,899

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.455% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	200,000	8,039

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.455% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	200,000	7,687

TOTAL PURCHASED SWAPTIONS (Cost $15,780)			15,726

TOTAL INVESTMENT IN SECURITIES - 117.0% (Cost $12,079,465)	12,152,569
NET OTHER ASSETS (LIABILITIES) - (17.0)%	(1,767,999)
NET ASSETS - 100.0%	10,384,570

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
5% 9/1/39	(100,000)	(100,699)
5% 9/1/39	(100,000)	(100,699)
6% 9/1/54	(300,000)	(305,520)
6% 9/1/54	(600,000)	(611,039)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,118,996)		(1,117,957)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	5	Dec 2024	1,037,734	(1,343)	(1,343)

The notional amount of futures purchased as a percentage of Net Assets is 10.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $608,180.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	100,000	(1,062)	1,526	464
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	100,000	(1,482)	1,581	99
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	100,000	(1,482)	1,952	470
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	150,000	(2,993)	3,421	428
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	100,000	(1,995)	2,091	96
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	100,000	(1,995)	2,514	519

TOTAL CREDIT DEFAULT SWAPS							(11,009)	13,085	2,076

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	310,000	900	0	900
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	102,000	(2,325)	0	(2,325)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2034	61,000	(1,620)	0	(1,620)
TOTAL INTEREST RATE SWAPS							(3,045)	0	(3,045)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $527,250.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,474.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $67,409.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,401,878 or 42.4% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	7,299,081	7,160,205	6,687	23	-	138,899	0.0%
Total	-	7,299,081	7,160,205	6,687	23	-	138,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	78,913	-	78,913	-

U.S. Government Agency - Mortgage Securities	3,057,733	-	3,057,733	-

Asset-Backed Securities	5,051,032	-	5,051,032	-

Collateralized Mortgage Obligations	641,045	-	641,045	-

Commercial Mortgage Securities	3,169,221	-	3,169,221	-

Money Market Funds	138,899	138,899	-	-

Purchased Swaptions	15,726	-	15,726	-
Total Investments in Securities:	12,152,569	138,899	12,013,670	-
Derivative Instruments: Assets
Swaps	900	-	900	-
Total Assets	900	-	900	-
Liabilities
Futures Contracts	(1,343)	(1,343)	-	-
Swaps	(14,954)	-	(14,954)	-
Total Liabilities	(16,297)	(1,343)	(14,954)	-
Total Derivative Instruments:	(15,397)	(1,343)	(14,054)	-
Other Financial Instruments:
TBA Sale Commitments	(1,117,957)	-	(1,117,957)	-
Total Other Financial Instruments:	(1,117,957)	-	(1,117,957)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	0	(11,009)
Total Credit Risk	0	(11,009)
Interest Rate Risk
Futures Contracts (b)	0	(1,343)
Purchased Swaptions (c)	15,726	0
Swaps (d)	900	(3,945)
Total Interest Rate Risk	16,626	(5,288)
Total Value of Derivatives	16,626	(16,297)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,940,566)	$12,013,670
Fidelity Central Funds (cost $138,899)	138,899

Total Investment in Securities (cost $12,079,465)		$12,152,569
Receivable for investments sold		50,553
Receivable for TBA sale commitments		1,118,996
Interest receivable		25,651
Distributions receivable from Fidelity Central Funds		668
Receivable for daily variation margin on centrally cleared swaps		1,089
Total assets		13,349,526
Liabilities
Payable for investments purchased
Regular delivery	$192,362
Delayed delivery	1,641,610
TBA sale commitments, at value	1,117,957
Distributions payable	1,158
Bi-lateral OTC swaps, at value	11,009
Payable for daily variation margin on futures contracts	860
Total liabilities		2,964,956
Net Assets		$10,384,570
Net Assets consist of:
Paid in capital		$10,287,974
Total accumulated earnings (loss)		96,596
Net Assets		$10,384,570
Net Asset Value, offering price and redemption price per share ($10,384,570 ÷ 1,018,282 shares)		$10.20
Statement of Operations
For the period May 30, 2024 (commencement of operations) through August 31, 2024
Investment Income
Interest		$62,405
Income from Fidelity Central Funds		6,687
Total income		69,092
Expenses
Independent trustees' fees and expenses	$3
Total expenses		3
Net Investment income (loss)		69,089
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,585
Fidelity Central Funds	23
Futures contracts	(14,703)
Swaps	(1,815)
Total net realized gain (loss)		18,090
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73,104
Futures contracts	(1,343)
Swaps	(969)
TBA Sale commitments	1,039
Total change in net unrealized appreciation (depreciation)		71,831
Net gain (loss)		89,921
Net increase (decrease) in net assets resulting from operations		$159,010
Statement of Changes in Net Assets

For the period May 30, 2024 (commencement of operations) through August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,089
Net realized gain (loss)	18,090
Change in net unrealized appreciation (depreciation)	71,831
Net increase (decrease) in net assets resulting from operations	159,010
Distributions to shareholders	(62,413)

Share transactions
Proceeds from sales of shares	10,226,830
Reinvestment of distributions	61,256
Cost of shares redeemed	(113)

Net increase (decrease) in net assets resulting from share transactions	10,287,973
Total increase (decrease) in net assets	10,384,570

Net Assets
Beginning of period	-
End of period	$10,384,570

Other Information
Shares
Sold	1,012,245
Issued in reinvestment of distributions	6,048
Redeemed	(11)
Net increase (decrease)	1,018,282

Financial Highlights
Fidelity® Limited Term Securitized Completion Fund

Years ended August 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.126
Net realized and unrealized gain (loss)	.190
Total from investment operations	.316
Distributions from net investment income	(.116)
Total distributions	(.116)
Net asset value, end of period	$10.20
Total Return D	3.17%
Ratios to Average Net Assets C,E,F
Expenses before reductions	-% G,H
Expenses net of fee waivers, if any	- % G,H
Expenses net of all reductions	-% G,H
Net investment income (loss)	4.95% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,385
Portfolio turnover rate I	182 % J

AFor the period May 30, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Limited Term Securitized Completion Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts and market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,053
Gross unrealized depreciation	(9,905)
Net unrealized appreciation (depreciation)	$76,148
Tax Cost	$12,062,693
The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$20,448
Net unrealized appreciation (depreciation) on securities and other investments	$76,148

The tax character of distributions paid was as follows:

August 31, 2024A
Ordinary Income	$62,413

A May 30, 2024 (commencement of operations) through August 31, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Limited Term Securitized Completion Fund
Credit Risk
Swaps	339	2,076
Total Credit Risk	339	2,076
Interest Rate Risk
Futures Contracts	(14,703)	(1,343)
Purchased Options	-	(54)
Swaps	(2,154)	(3,045)
Total Interest Rate Risk	(16,857)	(4,442)
Totals	(16,518)	(2,366)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Securitized Completion Fund	19,871,229	11,456,208
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Limited Term Securitized Completion Fund	50%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Limited Term Securitized Completion Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Limited Term Securitized Completion Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 30, 2024 (commencement of operations) through August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period May 30, 2024 (commencement of operations) through August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 4.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $62,413 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Limited Term Securitized Completion Fund
At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program, and whether this structure, provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund will not pay FMR a management fee for investment advisory services, but that FMR may receive fees for providing services to funds that invest in the fund. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except 12b-1 fees, Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and non-recurring and/or extraordinary expenses (such as litigation expenses). The Board also noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider Fidelity's profits in respect of all the Fidelity funds.
Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.
Additional Information Considered by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to Fidelity separately managed accounts (SMA), which use the fund to gain exposure to a specific type of investment that SMAs cannot invest in directly.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9911978.100
LTS-ANN-1024
Fidelity Advisor® Limited Term Bond Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Limited Term Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 70.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	11,010
Leisure Products - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	30,000	39,165
TOTAL CONSUMER DISCRETIONARY		50,175

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	10,000	9,085
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
BlackLine, Inc. 1% 6/1/29 (b)	30,000	29,595
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	433,000	368,050
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc. 0.25% 12/1/26	228,000	172,691
TOTAL CONVERTIBLE BONDS		629,596
Nonconvertible Bonds - 70.3%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.2%
Altice France SA 5.125% 7/15/29 (b)	455,000	317,448
AT&T, Inc. 1.65% 2/1/28	12,588,000	11,476,841
Cogent Communications Group, Inc. 7% 6/15/27 (b)	650,000	657,855
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	540,000	535,910
Consolidated Communications, Inc. 5% 10/1/28 (b)	400,000	349,188
Frontier Communications Holdings LLC 5% 5/1/28 (b)(c)	910,000	883,660
Level 3 Financing, Inc.:
3.875% 10/15/30(b)	320,000	217,750
4% 4/15/31(b)	225,000	150,748
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	345,000	214,514
NTT Finance Corp. 1.591% 4/3/28 (b)	10,000,000	9,058,554
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)	450,000	392,775
		24,255,243
Entertainment - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)(c)	1,450,000	1,412,481
Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	400,000	375,024
Altice Financing SA 5% 1/15/28 (b)	1,400,000	1,124,382
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	2,400,000	2,352,192
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	4,000,000	3,826,292
6.15% 11/10/26	4,070,000	4,169,657
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(b)	125,000	105,403
9% 9/15/28(b)(c)	1,000,000	1,062,968
Discovery Communications LLC 3.625% 5/15/30	1,664,000	1,476,982
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	500,000	286,812
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	2,000,000	1,911,866
Univision Communications, Inc. 8% 8/15/28 (b)	350,000	354,107
Warnermedia Holdings, Inc.:
3.638% 3/15/25	1,048,000	1,038,030
3.755% 3/15/27	7,549,000	7,232,273
		25,315,988
Wireless Telecommunication Services - 0.9%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	2,400,000	2,362,701
Rogers Communications, Inc. 2.95% 3/15/25	5,568,000	5,501,676
T-Mobile U.S.A., Inc. 2.625% 4/15/26	10,100,000	9,786,148
		17,650,525
TOTAL COMMUNICATION SERVICES		68,634,237

CONSUMER DISCRETIONARY - 5.7%
Automobile Components - 0.2%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	1,210,000	1,244,041
Hertz Corp. 4.625% 12/1/26 (b)	175,000	137,365
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	1,050,000	1,115,858
Phinia, Inc. 6.75% 4/15/29 (b)	155,000	159,056
The Goodyear Tire & Rubber Co. 4.875% 3/15/27 (c)	560,000	547,099
		3,203,419
Automobiles - 3.2%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	200,000	203,676
BMW U.S. Capital LLC 4.65% 8/13/26 (b)	3,826,000	3,841,468
General Motors Financial Co., Inc.:
1.25% 1/8/26	8,359,000	7,975,750
2.35% 2/26/27	7,500,000	7,099,534
5.8% 6/23/28	7,500,000	7,748,499
6% 1/9/28	5,000,000	5,191,883
Hyundai Capital America:
5.45% 6/24/26(b)	3,147,000	3,185,285
5.8% 6/26/25(b)	6,250,000	6,285,318
McLaren Finance PLC 7.5% 8/1/26 (b)	275,000	241,586
Mercedes-Benz Finance North America LLC 4.8% 8/1/29 (b)	5,000,000	5,060,613
Volkswagen Group of America Finance LLC:
1.25% 11/24/25(b)	15,040,000	14,400,764
3.95% 6/6/25(b)	3,270,000	3,239,740
		64,474,116
Distributors - 0.3%
Genuine Parts Co. 4.95% 8/15/29	6,200,000	6,238,213
The Gates Corp. 6.875% 7/1/29 (b)	305,000	312,852
		6,551,065
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/27 (b)	560,000	534,770
TKC Holdings, Inc. 10.5% 5/15/29 (b)	1,050,000	1,047,356
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,250,000	1,244,259
		2,826,385
Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)	650,000	620,710
5.75% 4/15/25(b)	350,000	349,408
6.125% 6/15/29(b)	305,000	311,489
Affinity Interactive 6.875% 12/15/27 (b)	1,000,000	857,205
Aramark Services, Inc. 5% 4/1/25 (b)	1,000,000	998,003
Boyd Gaming Corp. 4.75% 12/1/27 (c)	450,000	441,570
Carnival Corp. 7.625% 3/1/26 (b)	2,400,000	2,424,312
Churchill Downs, Inc.:
4.75% 1/15/28(b)	300,000	292,546
6.75% 5/1/31(b)	500,000	513,810
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	250,000	253,013
International Game Technology PLC 4.125% 4/15/26 (b)	800,000	785,092
Las Vegas Sands Corp. 3.5% 8/18/26	400,000	388,516
Life Time, Inc. 5.75% 1/15/26 (b)	400,000	400,066
Light & Wonder International, Inc. 7% 5/15/28 (b)	1,000,000	1,011,283
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	195,113
MGM Resorts International 4.625% 9/1/26	930,000	917,413
NCL Corp. Ltd. 5.875% 3/15/26 (b)	900,000	899,509
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	250,000	257,675
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28(b)	1,050,000	1,058,109
7.25% 1/15/30(b)	800,000	845,727
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	550,000	546,085
Station Casinos LLC 6.625% 3/15/32 (b)	300,000	306,022
Studio City Finance Ltd. 5% 1/15/29 (b)	200,000	178,008
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	1,097,057
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	300,000	298,005
		16,245,746
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	160,000	162,882
Landsea Homes Corp. 8.875% 4/1/29 (b)	195,000	201,833
Newell Brands, Inc. 5.7% 4/1/26	650,000	647,704
Tempur Sealy International, Inc. 4% 4/15/29 (b)	850,000	788,197
		1,800,616
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	4,539,000	4,643,718
Mattel, Inc. 5.875% 12/15/27 (b)	450,000	454,815
		5,098,533
Specialty Retail - 0.7%
Advance Auto Parts, Inc. 5.95% 3/9/28	6,525,000	6,602,391
Arko Corp. 5.125% 11/15/29 (b)	245,000	217,604
AutoZone, Inc.:
3.625% 4/15/25	545,000	539,903
6.25% 11/1/28	3,398,000	3,613,672
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	195,000	198,376
Hudson Automotive Group 8% 5/15/32 (b)	125,000	131,844
O'Reilly Automotive, Inc. 5.75% 11/20/26	1,697,000	1,738,263
Sally Holdings LLC 6.75% 3/1/32	205,000	209,115
Staples, Inc.:
10.75% 9/1/29(b)	430,000	405,019
12.75% 1/15/30(b)	305,000	235,727
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)(c)	300,000	314,289
		14,206,203
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.875% 5/15/26 (b)	900,000	893,749
Tapestry, Inc. 7% 11/27/26	891,000	919,059
		1,812,808
TOTAL CONSUMER DISCRETIONARY		116,218,891

CONSUMER STAPLES - 4.6%
Beverages - 0.5%
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	10,285,712
Consumer Staples Distribution & Retail - 1.2%
7-Eleven, Inc.:
0.95% 2/10/26(b)	7,891,000	7,482,022
1.3% 2/10/28(b)	3,614,000	3,234,981
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)	1,100,000	1,062,679
6.5% 2/15/28(b)	1,000,000	1,012,881
Dollar General Corp. 4.625% 11/1/27	4,000,000	3,973,121
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,951,168
KeHE Distributor / Nextwave 9% 2/15/29 (b)	350,000	365,147
Performance Food Group, Inc. 5.5% 10/15/27 (b)	400,000	397,721
Sigma Holdco BV 7.875% 5/15/26 (b)	105,000	103,574
Walgreens Boots Alliance, Inc. 8.125% 8/15/29 (c)	140,000	140,158
		23,723,452
Food Products - 0.9%
Campbell Soup Co. 5.3% 3/20/26	1,106,000	1,118,959
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	250,000	261,966
JDE Peet's BV:
0.8% 9/24/24(b)	8,000,000	7,977,055
1.375% 1/15/27(b)	10,440,000	9,668,441
Post Holdings, Inc.:
5.625% 1/15/28(b)	200,000	199,483
6.375% 3/1/33(b)	205,000	206,497
		19,432,401
Household Products - 0.0%
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31(b)	205,000	210,939
10.75% 6/30/32(b)	185,000	184,427
Resideo Funding, Inc. 6.5% 7/15/32 (b)(c)	315,000	320,690
		716,056
Personal Care Products - 0.1%
Coty, Inc. 5% 4/15/26 (b)	1,100,000	1,094,950
Tobacco - 1.9%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	985,271
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	14,316,812
3.95% 6/15/25(b)	5,000,000	4,949,006
5.931% 2/2/29	5,000,000	5,246,222
Imperial Brands Finance PLC:
4.25% 7/21/25(b)	1,339,000	1,327,154
5.5% 2/1/30(b)	5,000,000	5,105,174
Philip Morris International, Inc. 4.875% 2/13/29	6,400,000	6,506,923
		38,436,562
TOTAL CONSUMER STAPLES		93,689,133

ENERGY - 5.5%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	205,000	207,557
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	350,000	362,471
Nabors Industries, Inc. 8.875% 8/15/31 (b)	260,000	260,523
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	450,000	475,011
Star Holding LLC 8.75% 8/1/31 (b)	205,000	200,828
Transocean Aquila Ltd. 8% 9/30/28 (b)	1,100,000	1,131,193
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	240,000	246,519
Valaris Ltd. 8.375% 4/30/30 (b)	300,000	312,970
		3,197,072
Oil, Gas & Consumable Fuels - 5.3%
6297782 LLC 4.911% 9/1/27 (b)	1,089,000	1,091,287
Baytex Energy Corp. 7.375% 3/15/32 (b)	260,000	269,278
Buckeye Partners LP:
4.125% 3/1/25(b)	336,000	333,485
4.125% 12/1/27	1,400,000	1,342,820
California Resources Corp.:
7.125% 2/1/26(b)	97,000	97,377
8.25% 6/15/29(b)	710,000	732,313
Canacol Energy Ltd. 5.75% 11/24/28 (b)	400,000	230,500
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,574,538
Cheniere Energy, Inc. 4.625% 10/15/28	600,000	593,188
Chesapeake Energy Corp. 5.5% 2/1/26 (b)	200,000	199,885
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	500,000	502,814
Comstock Resources, Inc. 6.75% 3/1/29 (b)(c)	110,000	108,200
CVR Energy, Inc. 8.5% 1/15/29 (b)	600,000	611,280
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	700,000	736,034
Diamondback Energy, Inc. 5.2% 4/18/27	5,172,000	5,259,138
EG Global Finance PLC 12% 11/30/28 (b)	1,600,000	1,745,317
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	9,422,367
2.5% 2/14/25	1,440,000	1,422,779
5.9% 11/15/26	2,300,000	2,364,431
Energy Transfer LP:
2.9% 5/15/25	7,150,000	7,034,196
5.25% 7/1/29	515,000	527,115
EnLink Midstream Partners LP 4.85% 7/15/26	500,000	498,483
EQM Midstream Partners LP 7.5% 6/1/27 (b)	1,000,000	1,030,563
Genesis Energy LP/Genesis Energy Finance Corp.:
7.875% 5/15/32	100,000	102,605
8% 1/15/27	1,150,000	1,177,502
Harvest Midstream I LP 7.5% 5/15/32 (b)	380,000	399,477
Hess Corp. 4.3% 4/1/27	4,500,000	4,469,210
Hess Midstream Operations LP 5.625% 2/15/26 (b)	900,000	897,534
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	205,000	212,229
Kinetik Holdings LP 6.625% 12/15/28 (b)	450,000	463,672
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)	165,000	170,055
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	450,000	447,942
Matador Resources Co. 6.5% 4/15/32 (b)	340,000	345,061
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)	105,000	105,904
MPLX LP 1.75% 3/1/26	15,044,000	14,383,109
New Fortress Energy, Inc.:
6.5% 9/30/26(b)(c)	1,045,000	904,580
6.75% 9/15/25(b)	270,000	263,287
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	350,000	357,951
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	300,000	320,437
Occidental Petroleum Corp.:
5% 8/1/27	3,189,000	3,215,453
5.2% 8/1/29	1,325,000	1,343,595
Parkland Corp. 6.625% 8/15/32 (b)	515,000	520,394
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	550,000	571,925
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,854,751
6.5% 3/13/27	12,000,000	11,541,000
Phillips 66 Co. 3.85% 4/9/25	7,000,000	6,940,236
Range Resources Corp. 4.875% 5/15/25	450,000	447,588
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,000,000	1,053,223
SM Energy Co. 6.625% 1/15/27	450,000	450,671
Southwestern Energy Co. 5.7% 1/23/25 (d)	400,000	399,211
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)	165,000	171,250
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	1,000,000	1,001,449
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	950,000	947,317
The Williams Companies, Inc.:
4.8% 11/15/29	2,339,000	2,356,246
5.4% 3/2/26	1,334,000	1,346,878
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,399,647
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	250,000	259,929
Venture Global LNG, Inc. 7% 1/15/30 (b)	2,060,000	2,106,037
Western Midstream Operating LP 6.35% 1/15/29	846,000	891,943
		108,566,686
TOTAL ENERGY		111,763,758

FINANCIALS - 32.4%
Banks - 18.1%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(e)	8,114,000	7,648,991
Banco Santander SA:
1.722% 9/14/27(e)	5,000,000	4,691,911
5.365% 7/15/28(e)	4,000,000	4,065,610
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27(e)	7,000,000	7,029,978
1.197% 10/24/26(e)	13,673,000	13,117,615
1.319% 6/19/26(e)	16,000,000	15,527,695
1.734% 7/22/27(e)	7,174,000	6,805,598
2.015% 2/13/26(e)	11,000,000	10,838,955
5.819% 9/15/29(e)	3,400,000	3,551,247
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(e)	3,531,000	3,614,102
Barclays PLC:
2.279% 11/24/27(e)	5,000,000	4,732,087
2.852% 5/7/26(e)	18,848,000	18,527,437
5.69% 3/12/30(e)	1,821,000	1,877,347
BNP Paribas SA:
1.323% 1/13/27(b)(e)(f)	7,417,000	7,060,708
2.219% 6/9/26(b)(e)	8,627,000	8,427,641
BPCE SA:
1.652% 10/6/26(b)(e)	5,000,000	4,813,666
2.045% 10/19/27(b)(e)	6,865,000	6,454,722
Capital One NA 2.28% 1/28/26 (e)	7,000,000	6,905,775
Citibank NA 4.929% 8/6/26	6,000,000	6,050,814
Citigroup, Inc.:
2.014% 1/25/26(e)	7,350,000	7,249,210
3.106% 4/8/26(e)	10,000,000	9,868,301
4.075% 4/23/29(e)	3,600,000	3,540,776
5.61% 9/29/26(e)	4,000,000	4,028,709
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(e)	7,500,000	7,055,387
Danske Bank A/S 6.259% 9/22/26 (b)(e)	5,262,000	5,332,838
DNB Bank ASA:
1.535% 5/25/27(b)(e)	4,643,000	4,408,714
1.605% 3/30/28(b)(e)	9,570,000	8,854,219
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)(c)	300,000	314,336
HSBC Holdings PLC:
1.645% 4/18/26(e)	6,567,000	6,416,766
5.21% 8/11/28(e)	4,327,000	4,387,976
5.597% 5/17/28(e)	6,300,000	6,435,498
ING Groep NV:
1.726% 4/1/27(e)	4,192,000	3,996,443
5.335% 3/19/30(e)	2,890,000	2,954,693
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	5,031,000	5,047,866
JPMorgan Chase & Co.:
1.045% 11/19/26(e)	15,000,000	14,330,520
1.47% 9/22/27(e)	10,000,000	9,393,533
2.956% 5/13/31(e)	12,053,000	10,962,978
4.995% 7/22/30(e)	6,400,000	6,517,390
5.571% 4/22/28(e)	3,266,000	3,348,223
Lloyds Banking Group PLC 2.438% 2/5/26 (e)	2,636,000	2,603,212
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27(e)	10,000,000	9,438,126
1.64% 10/13/27(e)	5,000,000	4,701,123
Mizuho Financial Group, Inc. 1.234% 5/22/27 (e)	10,000,000	9,433,170
NatWest Group PLC 4.964% 8/15/30 (e)	6,100,000	6,126,926
NatWest Markets PLC 5.416% 5/17/27 (b)	4,000,000	4,078,081
Regions Financial Corp. 2.25% 5/18/25	3,135,000	3,068,723
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28(e)	2,768,000	2,597,756
3.244% 10/5/26	4,000,000	3,865,531
3.45% 6/2/25	5,700,000	5,621,163
5.807% 9/9/26(e)	3,000,000	3,011,806
Societe Generale:
1.488% 12/14/26(b)(e)	4,870,000	4,639,279
1.792% 6/9/27(b)(e)	6,750,000	6,361,757
2.625% 10/16/24(b)	1,530,000	1,524,526
Wells Fargo & Co.:
2.164% 2/11/26(e)	10,000,000	9,863,227
2.188% 4/30/26(e)	5,000,000	4,900,864
4.3% 7/22/27	7,000,000	6,972,749
5.707% 4/22/28(e)	6,200,000	6,368,077
6.303% 10/23/29(e)	5,800,000	6,152,387
Western Alliance Bancorp. 3% 6/15/31 (e)	500,000	452,150
Westpac Banking Corp. 4.11% 7/24/34 (e)	1,710,000	1,639,749
		369,606,657
Capital Markets - 6.7%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,830,186
Athene Global Funding:
1.73% 10/2/26(b)	5,000,000	4,702,944
5.516% 3/25/27(b)	7,000,000	7,135,984
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	8,204,932
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,885,641
Deutsche Bank AG New York Branch:
2.129% 11/24/26(e)	14,479,000	13,946,766
2.311% 11/16/27(e)	7,028,000	6,628,356
Goldman Sachs Group, Inc.:
2.64% 2/24/28(e)	10,000,000	9,542,076
4.223% 5/1/29(e)	6,000,000	5,917,163
6.484% 10/24/29(e)	3,900,000	4,163,196
Intercontinental Exchange, Inc. 3.625% 9/1/28 (b)	5,500,000	5,317,040
Morgan Stanley:
2.188% 4/28/26(e)	5,000,000	4,902,019
5.042% 7/19/30(e)	6,500,000	6,610,806
5.164% 4/20/29(e)	9,860,000	10,045,685
6.407% 11/1/29(e)	3,900,000	4,156,296
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	11,789,902
Nuveen LLC 5.55% 1/15/30 (b)	984,000	1,020,166
State Street Corp. 2.901% 3/30/26 (e)	305,000	300,917
UBS Group AG:
1.305% 2/2/27(b)(e)	10,000,000	9,493,310
2.593% 9/11/25(b)(e)	4,805,000	4,801,856
6.373% 7/15/26(b)(e)	4,500,000	4,546,817
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	240,000	248,978
		136,191,036
Consumer Finance - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,507,000	1,497,298
1.75% 1/30/26	7,095,000	6,792,320
2.45% 10/29/26	2,102,000	2,003,382
6.1% 1/15/27	5,500,000	5,662,064
6.45% 4/15/27	3,836,000	3,991,464
Ally Financial, Inc.:
5.125% 9/30/24	4,760,000	4,756,671
6.848% 1/3/30(e)	5,700,000	6,028,287
Capital One Financial Corp.:
1.878% 11/2/27(e)	7,000,000	6,589,998
5.468% 2/1/29(e)	1,983,000	2,017,210
7.149% 10/29/27(e)	5,000,000	5,240,772
Capstone Borrower, Inc. 8% 6/15/30 (b)	110,000	115,861
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	200,000	212,900
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,928,355
3.375% 11/13/25	8,000,000	7,815,182
5.85% 5/17/27	4,000,000	4,067,999
6.95% 6/10/26	6,500,000	6,678,871
Navient Corp. 6.75% 6/15/26 (c)	715,000	727,335
OneMain Finance Corp.:
3.5% 1/15/27	690,000	654,101
7.5% 5/15/31	1,215,000	1,256,987
PRA Group, Inc. 8.875% 1/31/30 (b)	105,000	108,528
Toyota Motor Credit Corp. 4.55% 8/7/26	3,444,000	3,457,258
		74,602,843
Financial Services - 1.4%
Block, Inc. 6.5% 5/15/32 (b)	405,000	419,990
Corebridge Financial, Inc.:
3.5% 4/4/25	943,000	933,178
3.65% 4/5/27	1,345,000	1,316,896
Corebridge Global Funding:
0.9% 9/22/25(b)	7,000,000	6,723,065
4.65% 8/20/27(b)	1,596,000	1,603,030
Freedom Mortgage Corp. 7.625% 5/1/26 (b)	560,000	562,384
GGAM Finance Ltd. 7.75% 5/15/26 (b)	1,250,000	1,282,611
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)	205,000	207,052
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	400,000	407,149
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	1,750,000	1,686,563
Jackson Financial, Inc. 5.17% 6/8/27	1,397,000	1,415,997
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 2.5% 1/15/27	5,515,000	5,236,203
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	310,000	312,483
Nationwide Building Society 6.557% 10/18/27 (b)(e)	5,800,000	6,013,886
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)	250,000	257,916
The Western Union Co. 2.85% 1/10/25	1,242,000	1,230,713
		29,609,116
Insurance - 2.5%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	205,000	210,995
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 7% 1/15/31 (b)	200,000	206,710
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,830,082
Equitable Financial Life Global Funding:
1.4% 8/27/27(b)	15,000,000	13,707,351
1.7% 11/12/26(b)	5,000,000	4,697,439
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,256,482
Guardian Life Global Funding 1.4% 7/6/27 (b)	8,010,000	7,386,536
Jackson National Life Global Funding 5.55% 7/2/27 (b)	3,000,000	3,064,459
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	60,000	65,212
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	330,000	343,732
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,957,431
RGA Global Funding:
2% 11/30/26(b)	3,680,000	3,470,332
5.448% 5/24/29(b)	2,658,000	2,741,482
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,975,239
		50,913,482
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp. 8% 4/1/29 (b)	120,000	119,429
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)	1,500,000	1,490,156
		1,609,585
TOTAL FINANCIALS		662,532,719

HEALTH CARE - 3.3%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	6,578,000	6,719,159
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,890,982
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	415,000	427,792
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	200,000	209,167
		4,527,941
Health Care Providers & Services - 1.6%
Centene Corp. 2.45% 7/15/28	2,360,000	2,159,281
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (b)	1,950,000	1,887,106
CVS Health Corp. 5% 2/20/26	8,000,000	8,023,122
HCA Holdings, Inc.:
3.125% 3/15/27	7,100,000	6,848,864
5.875% 2/15/26	650,000	655,344
Humana, Inc. 5.75% 12/1/28	6,000,000	6,268,185
ICON Investments Six Designated Activity 5.809% 5/8/27	4,656,000	4,775,628
LifePoint Health, Inc. 11% 10/15/30 (b)	300,000	338,099
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	295,000	309,844
Tenet Healthcare Corp. 5.125% 11/1/27	2,300,000	2,279,986
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	90,000	92,071
		33,637,530
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)	1,650,000	1,638,070
Pharmaceuticals - 1.1%
1375209 BC Ltd. 9% 1/30/28 (b)	550,000	534,517
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)	1,370,000	1,318,783
11% 9/30/28(b)	900,000	823,500
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	10,500,000	10,379,118
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,982,191
Jazz Securities DAC 4.375% 1/15/29 (b)	465,000	442,527
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	550,000	525,810
Viatris, Inc. 1.65% 6/22/25	480,000	466,260
		21,472,706
TOTAL HEALTH CARE		67,995,406

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.4%
BAE Systems PLC:
5% 3/26/27(b)	1,667,000	1,685,080
5.125% 3/26/29(b)	1,551,000	1,583,205
Bombardier, Inc. 7% 6/1/32 (b)	405,000	421,601
L3Harris Technologies, Inc. 5.4% 1/15/27	6,000,000	6,125,022
Rolls-Royce PLC 5.75% 10/15/27 (b)	450,000	461,381
RTX Corp. 5.75% 1/15/29	1,205,000	1,265,549
The Boeing Co.:
3.2% 3/1/29	7,200,000	6,639,283
4.875% 5/1/25	3,000,000	2,987,539
6.259% 5/1/27(b)	418,000	430,032
TransDigm, Inc.:
5.5% 11/15/27	3,250,000	3,221,563
6.375% 3/1/29(b)	3,050,000	3,143,211
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	465,000	436,420
		28,399,886
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	250,000	246,135
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	350,000	372,360
		618,495
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	350,000	355,349
APX Group, Inc. 6.75% 2/15/27 (b)	1,500,000	1,502,798
Artera Services LLC 8.5% 2/15/31 (b)	700,000	700,796
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	750,000	817,179
CoreCivic, Inc. 8.25% 4/15/29	200,000	210,983
Garda World Security Corp. 8.25% 8/1/32 (b)	205,000	208,352
GFL Environmental, Inc. 4% 8/1/28 (b)	1,370,000	1,305,951
Madison IAQ LLC 4.125% 6/30/28 (b)	700,000	666,050
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	350,000	349,563
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	850,000	851,597
Republic Services, Inc. 0.875% 11/15/25	5,000,000	4,781,237
The GEO Group, Inc.:
8.625% 4/15/29	200,000	207,475
10.25% 4/15/31	400,000	422,593
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	205,000	211,653
		12,591,576
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27	900,000	900,853
Arcosa, Inc. 6.875% 8/15/32 (b)	105,000	109,456
Pike Corp. 8.625% 1/31/31 (b)	250,000	269,885
		1,280,194
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,980,822
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	300,000	306,621
Uber Technologies, Inc. 7.5% 9/15/27 (b)	900,000	917,966
XPO, Inc. 6.25% 6/1/28 (b)(c)	450,000	459,100
		3,664,509
Machinery - 0.8%
Daimler Trucks Finance North America LLC:
2% 12/14/26(b)	5,000,000	4,727,564
5.125% 9/25/27(b)	1,437,000	1,460,732
ESAB Corp. 6.25% 4/15/29 (b)	360,000	369,825
Ingersoll Rand, Inc.:
5.176% 6/15/29	4,200,000	4,308,527
5.197% 6/15/27	4,200,000	4,273,615
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,300,000	1,279,798
		16,420,061
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)	650,000	619,120
Passenger Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,188,633	3,008,261
American Airlines, Inc. 7.25% 2/15/28 (b)(c)	400,000	402,488
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	1,225,000	1,218,656
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,470,160
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)	165,000	163,081
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,193,942	2,075,048
United Airlines, Inc. 4.375% 4/15/26 (b)	1,300,000	1,268,630
		13,606,324
Professional Services - 0.1%
CoreLogic, Inc. 4.5% 5/1/28 (b)	650,000	608,277
TriNet Group, Inc. 7.125% 8/15/31 (b)	500,000	518,549
		1,126,826
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.2% 1/15/27	3,565,000	3,370,603
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32(b)	205,000	214,469
7.875% 12/1/30(b)	400,000	429,276
United Rentals North America, Inc.:
3.875% 11/15/27	550,000	530,820
6.125% 3/15/34(b)	500,000	510,740
		5,055,908
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)	7,180,000	7,086,410
5.5% 1/15/26(b)	2,089,000	2,091,602
		9,178,012
TOTAL INDUSTRIALS		92,560,911

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.1%
HTA Group Ltd. 7.5% 6/4/29 (b)	715,000	719,612
Hughes Satellite Systems Corp. 5.25% 8/1/26	500,000	417,937
ViaSat, Inc. 5.625% 9/15/25 (b)	675,000	668,275
		1,805,824
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. 5.05% 4/5/29	1,216,000	1,249,815
CPI CG, Inc. 10% 7/15/29 (b)	110,000	115,691
Dell International LLC/EMC Corp. 5.25% 2/1/28	8,564,000	8,780,017
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	165,000	170,793
Lightning Power LLC 7.25% 8/15/32 (b)	190,000	196,326
Sensata Technologies, Inc. 6.625% 7/15/32 (b)	225,000	232,811
		10,745,453
IT Services - 0.2%
Acuris Finance U.S.:
5% 5/1/28(b)	1,250,000	1,118,967
9% 8/1/29(b)	220,000	220,000
Amentum Escrow Corp. 7.25% 8/1/32 (b)	245,000	256,172
Camelot Finance SA 4.5% 11/1/26 (b)	950,000	928,913
CDW LLC/CDW Finance Corp. 5.1% 3/1/30	1,789,000	1,797,265
		4,321,317
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	13,789,357
Entegris, Inc. 4.75% 4/15/29 (b)	1,175,000	1,153,042
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,940,255
		20,882,654
Software - 0.7%
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,000,000	1,032,491
McAfee Corp. 7.375% 2/15/30 (b)	220,000	211,034
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,611,806
Oracle Corp. 1.65% 3/25/26	3,618,000	3,454,361
Roper Technologies, Inc. 4.5% 10/15/29	1,568,000	1,565,174
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,997,935
UKG, Inc. 6.875% 2/1/31 (b)	300,000	310,327
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	600,000	548,473
VMware, Inc. 1.4% 8/15/26	2,882,000	2,710,920
		13,442,521
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 4.75% 2/15/26	745,000	738,272
TOTAL INFORMATION TECHNOLOGY		51,936,041

MATERIALS - 2.4%
Chemicals - 1.6%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	600,000	635,413
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	7,000,000	6,718,205
LSB Industries, Inc. 6.25% 10/15/28 (b)	210,000	205,797
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,950,655
Methanex Corp. 5.125% 10/15/27	900,000	885,889
NOVA Chemicals Corp.:
5% 5/1/25(b)	1,100,000	1,093,351
5.25% 6/1/27(b)	450,000	444,209
Nutrien Ltd. 4.9% 3/27/28	8,000,000	8,107,575
Olympus Water U.S. Holding Corp. 7.25% 6/15/31 (b)	405,000	418,604
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	850,000	813,429
SPCM SA 3.125% 3/15/27 (b)	400,000	373,686
The Chemours Co. LLC 5.375% 5/15/27	1,050,000	1,020,255
The Mosaic Co. 5.375% 11/15/28	5,750,000	5,903,716
Tronox, Inc. 4.625% 3/15/29 (b)(c)	500,000	455,664
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	200,000	207,739
		33,234,187
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	240,000	243,085
VM Consolidated, Inc. 5.5% 4/15/29 (b)	850,000	827,241
		1,070,326
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	820,000	707,201
Berry Global, Inc. 4.875% 7/15/26 (b)	187,000	185,031
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)	405,000	414,084
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)(c)	500,000	516,965
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)(c)	750,000	758,906
Sealed Air Corp. 5% 4/15/29 (b)	2,000,000	1,961,630
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	450,000	449,419
		4,993,236
Metals & Mining - 0.5%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	80,000	84,131
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)	485,000	487,064
Constellium NV 6.375% 8/15/32 (b)	415,000	421,226
ERO Copper Corp. 6.5% 2/15/30 (b)	350,000	341,072
Glencore Funding LLC 5.338% 4/4/27 (b)	5,275,000	5,364,550
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	850,000	838,253
Mineral Resources Ltd. 9.25% 10/1/28 (b)	930,000	982,495
Novelis Corp. 3.25% 11/15/26 (b)(c)	950,000	914,322
		9,433,113
TOTAL MATERIALS		48,730,862

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,315,286
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,972,216
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,981,507
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	918,000	915,761
Crown Castle, Inc. 1.35% 7/15/25	566,000	548,871
Healthcare Realty Holdings LP 3.5% 8/1/26	621,000	606,724
Iron Mountain, Inc. 4.875% 9/15/27 (b)	450,000	441,840
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,749,660
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26 (c)	1,250,000	1,175,811
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	140,000	143,504
Realty Income Corp.:
2.1% 3/15/28	5,695,000	5,245,368
2.2% 6/15/28	456,000	419,617
SBA Communications Corp. 3.875% 2/15/27 (c)	1,550,000	1,499,447
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.5% 2/15/29 (b)	730,000	558,875
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,668,897
3% 1/15/30	4,013,000	3,672,616
Vornado Realty LP 2.15% 6/1/26	1,017,000	962,104
		31,878,104
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners 7.75% 9/1/30 (b)	250,000	266,020
TOTAL REAL ESTATE		32,144,124

UTILITIES - 4.4%
Electric Utilities - 2.8%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,834,015
Duke Energy Corp. 4.3% 3/15/28	9,784,000	9,728,281
Edison International 5.45% 6/15/29	4,120,000	4,236,338
ENEL Finance International NV 5.125% 6/26/29 (b)	5,000,000	5,075,438
Eversource Energy 5.45% 3/1/28	9,000,000	9,226,678
Exelon Corp. 2.75% 3/15/27	681,000	654,131
FirstEnergy Corp.:
1.6% 1/15/26	606,000	579,712
2.05% 3/1/25	3,271,000	3,212,024
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	2,524,000	2,533,079
Georgia Power Co. 4.65% 5/16/28	3,465,000	3,500,278
NextEra Energy Partners LP 7.25% 1/15/29 (b)(c)	1,000,000	1,046,969
PG&E Corp. 5% 7/1/28 (c)	450,000	440,745
Southern Co. 5.5% 3/15/29	3,052,000	3,177,008
Vistra Operations Co. LLC:
5% 7/31/27(b)	11,450,000	11,333,161
7.75% 10/15/31(b)	450,000	478,809
		58,056,666
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. 5.125% 3/15/28 (b)	750,000	731,847
Sunnova Energy Corp. 5.875% 9/1/26 (b)	800,000	751,561
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	4,051,815
		5,535,223
Multi-Utilities - 1.3%
Dominion Energy, Inc. 1.45% 4/15/26	8,000,000	7,598,785
DTE Energy Co. 4.95% 7/1/27	1,444,000	1,459,666
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,766,167
2.95% 9/1/29	3,000,000	2,779,218
5.25% 3/30/28	6,140,000	6,276,996
Sempra 3.4% 2/1/28	2,613,000	2,517,465
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.4922% 5/15/67(e)(f)	454,000	441,659
5% 9/27/25	2,810,000	2,816,846
		26,656,802
TOTAL UTILITIES		90,248,691

TOTAL NONCONVERTIBLE BONDS		1,436,454,773
TOTAL CORPORATE BONDS (Cost $1,462,019,435)		1,437,084,369

U.S. Treasury Obligations - 8.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.125% 10/31/27	48,491,100	48,962,752
4.125% 3/31/29	69,539,200	70,636,601
4.625% 9/30/28 (g)	46,116,700	47,608,287
TOTAL U.S. TREASURY OBLIGATIONS (Cost $162,239,406)		167,207,640

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	3,927,435	3,902,147
6.5% 7/1/32 to 8/1/36	77,504	80,387
7% 8/1/28 to 6/1/33	52,809	55,311
7.5% to 7.5% 5/1/27 to 2/1/28	9,190	9,362
8.5% 9/1/25	87	87
TOTAL FANNIE MAE		4,047,294
Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	4,765	4,858
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	9,829	9,976
7.5% 10/15/28	1,371	1,409
TOTAL GINNIE MAE		11,385
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,345,777)		4,063,537

Asset-Backed Securities - 9.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,547,193	1,475,727
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,214,800	2,059,203
Series 2021-2A Class A, 2.798% 1/15/47 (b)	4,252,701	3,854,840
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4558% 1/17/32 (b)(e)(f)	4,830,955	4,835,849
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	520,945	497,508
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(e)(f)	1,746,000	1,746,339
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	3,962,968	3,996,910
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/33 (b)	408,000	417,208
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5174% 2/25/35 (e)(f)	73,682	73,100
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	3,496,064	3,183,404
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,075,000	1,098,553
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)	148,634	146,489
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	1,854,428	1,781,598
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(e)(f)	2,685,000	2,685,491
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.663% 7/15/33 (b)(e)(f)	11,007,000	11,018,084
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/30 (b)(e)(f)	1,157,844	1,158,209
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	541,892	531,707
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	621,454	630,457
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	958,041	967,467
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	1,059,000	1,071,931
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	3,072,000	3,117,109
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,670,000	10,935,137
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	2,760,000	2,801,457
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	279,000	284,775
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	1,625,000	1,629,040
Dominos Pizza Master Issuer LLC Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	1,855,000	1,834,206
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	588,000	602,176
Enterprise Fleet Financing 202 Series 2024-3 Class A3, 4.98% 8/21/28 (b)	2,821,000	2,857,779
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,638,645	1,669,164
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/29 (b)	646,082	642,812
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)	1,718,838	1,687,213
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(e)(f)	5,254,000	5,272,857
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(e)(f)	2,644,000	2,646,102
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class B, 5.48% 4/15/29 (b)	2,797,000	2,847,866
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/29 (b)	5,280,000	5,377,536
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	781,621	722,997
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.532% 7/20/36 (b)(e)(f)	5,000,000	5,001,970
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	719,000	733,168
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 6.5258% 7/15/36 (b)(e)(f)	4,257,000	4,259,656
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	255,387	256,284
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (b)	827,000	837,603
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	241,468	236,483
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.533% 7/23/36 (b)(e)(f)	4,986,000	4,988,493
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5474% 7/17/32 (b)(e)(f)	10,020,000	10,029,208
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	1,648,000	1,668,547
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 6.4166% 8/8/32 (b)(e)(f)	2,925,000	2,925,690
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.19% 5/20/29 (b)(e)(f)	717,608	718,042
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3514% 4/15/30 (b)(e)(f)	3,866,405	3,866,927
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6374% 1/25/36 (e)(f)	13,816	13,670
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	301,000	306,763
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	2,386,000	2,413,159
Prpm 2021-5, LLC Series 2021-5 Class A1, 4.793% 6/25/26 (b)(e)	4,296,627	4,237,702
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.673% 7/15/36 (b)(e)(f)	2,529,000	2,529,119
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	4,540,518	4,167,333
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,768,501
1.884% 7/15/50 (b)	1,204,000	1,152,233
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	11,127,533	10,067,672
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	141,318	141,315
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(e)(f)	7,582,000	7,589,089
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.3232% 11/18/30 (b)(e)(f)	3,168,825	3,171,715
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2524% 9/25/34 (e)(f)	1,634	1,660
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	2,614,000	2,658,917
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1359% 4/6/42 (b)(e)(f)	304,000	214,564
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	2,408,423	2,430,456
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	189,318	188,906
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	2,132,413	2,127,039
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(e)	2,437,438	2,412,421
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 0% 4/20/35 (b)(e)(f)	3,393,000	3,393,000
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	5,084,578	5,119,431
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	1,247,000	1,252,303
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/29	2,687,000	2,687,601
TOTAL ASSET-BACKED SECURITIES (Cost $187,091,961)		184,724,940

Collateralized Mortgage Obligations - 2.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.9%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,813,290	4,269,508
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	264,634	261,953
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	2,988,545	2,755,405
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(e)	356,000	349,200
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(e)	634,950	607,218
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	844,429	753,450
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	7,107,382	7,120,049
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,499,227	2,255,562
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(e)	5,784,454	5,746,823
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	951,575	891,407
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (b)	2,066,015	2,007,639
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,854,662	1,698,590
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	179,714	175,058
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(e)	4,914,826	4,825,630
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	824,605	749,426
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)	1,120,303	1,015,740
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,617,448	3,601,736
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	531,838	525,790
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	34,426	34,335
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (e)(f)	412	381
TOTAL PRIVATE SPONSOR		39,644,900
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,303,720	1,217,707
Series 2019-33 Class N, 3% 3/25/48	4,710,420	4,463,632
Series 2015-28 Class JE, 3% 5/25/45	882,151	847,473
Series 2018-3 Class LP, 3% 2/25/47	3,525,946	3,348,393
Series 2019-59 Class AB, 2.5% 10/25/39	1,620,139	1,488,423
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	2,330,813	2,181,962
sequential payer Series 4873 Class CA, 4% 7/15/47	1,367,721	1,343,573
Series 3949 Class MK, 4.5% 10/15/34	34,740	34,648
Series 4472 Class WL, 3% 5/15/45	428,448	408,687
TOTAL U.S. GOVERNMENT AGENCY		15,334,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,923,619)		54,979,398

Commercial Mortgage Securities - 5.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(e)(f)	2,178,000	2,147,055
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,643,310
BANK Series 2021-BN33 Class XA, 1.163% 5/15/64 (e)(h)	20,485,093	984,733
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	1,884,389	1,863,214
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	1,071,812	1,056,660
Series 2019-B14 Class XA, 0.8924% 12/15/62 (e)(h)	24,382,981	557,410
Series 2020-B17 Class XA, 1.5346% 3/15/53 (e)(h)	49,216,178	2,164,331
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(e)(f)	5,047,000	4,907,961
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(e)(f)	1,009,000	1,004,901
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(e)(f)	7,152,000	7,160,940
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(e)(f)	4,501,000	4,457,397
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1038% 5/15/38 (b)(e)(f)	2,883,803	2,853,163
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(e)(f)	4,187,944	4,148,682
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(e)(f)	1,254,839	1,257,976
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(e)(f)	289,181	286,474
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(e)	2,365,836	2,361,403
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.3015% 11/15/38 (b)(e)(f)	4,092,870	4,053,220
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(e)(f)	1,593,904	1,595,895
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(e)(f)	2,858,425	2,845,887
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (b)(e)(f)	1,151,918	1,142,559
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,624,464	6,369,094
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,329,541	4,963,021
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	629,211	620,949
COMM Mortgage Trust sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,124,902
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,189,122	1,133,318
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(e)(f)	6,065,939	5,986,324
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(e)	5,418,000	5,517,485
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(e)(f)	1,882,888	1,874,650
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(e)(f)	2,682,000	2,641,820
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(e)	2,919,405	2,789,436
Series 2013-GC13 Class A/S, 3.9966% 7/10/46 (b)(e)	3,722,094	3,548,645
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	240,098	236,823
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9515% 9/15/29 (b)(e)(f)	962,568	904,950
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,474,263
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(e)(f)	3,225,677	3,166,403
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(e)(f)	2,266,000	2,241,216
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,440,069
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,674,475
Series 2021-L6 Class XA, 1.3148% 6/15/54 (e)(h)	6,851,444	345,887
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(e)(f)	1,301,161	1,312,546
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(e)(f)	3,881,036	3,833,736
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.482% 7/20/32 (b)(e)(f)	5,300,000	5,300,869
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	259,093	256,360
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	171,623	170,777
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,101,941	1,092,824
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,510,796	1,488,163
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $123,566,412)		119,002,176

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,513,936)	3,525,000	3,198,938

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 10/2/27 (e)(f)(i)	290,000	277,040
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5967% 9/21/27 (e)(f)(i)	348,155	350,116
		627,156
Interactive Media & Services - 0.0%
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 7/8/31 (e)(f)(i)	15,000	14,969
Media - 0.1%
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 1/31/29 (e)(f)(i)	2,497,226	2,419,188
TOTAL COMMUNICATION SERVICES		3,061,313
CONSUMER DISCRETIONARY - 0.3%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (e)(f)(i)	109,716	105,327
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8905% 6/3/28 (e)(f)(i)	462,609	440,251
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/5/28 (e)(f)(i)	1,218,734	1,218,222
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (e)(f)(i)	930,193	787,408
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3924% 7/21/30 (e)(f)(i)	815,000	810,925
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (e)(f)(i)	455,000	413,595
		1,224,520
Leisure Products - 0.0%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8612% 5/28/28 (e)(f)(i)	407,897	407,897
Specialty Retail - 0.1%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5137% 4/1/28 (e)(f)(i)	522,308	377,179
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (e)(f)(i)	523,653	507,645
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6112% 4/16/28 (e)(f)(i)	636,718	637,514
		1,522,338
TOTAL CONSUMER DISCRETIONARY		5,705,963
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Del Monte Foods Corp. Ii, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.4426% 8/2/28 (e)(f)(i)	191,387	181,818
2LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6919% 8/2/28 (e)(f)(i)	407,924	244,754
Dm Escrow Corp. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.5% 9/3/24 (e)(f)(i)	22,849	21,706
		448,278
FINANCIALS - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7477% 4/21/28 (e)(f)(i)	870,524	871,612
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (e)(f)(i)	305,000	302,014
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8115% 11/6/30 (e)(f)(i)	407,945	409,034
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3467% 8/19/28 (e)(f)(i)	407,924	403,771
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 11/23/29 (e)(f)(i)	407,950	407,799
		1,220,604
TOTAL FINANCIALS		2,394,230
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 10/23/28 (e)(f)(i)	1,433,888	1,436,699
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (e)(f)(i)	710,000	711,186
		2,147,885
Health Care Providers & Services - 0.0%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 4/7/31 (e)(f)(i)	463,786	464,366
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/15/29 (e)(f)(i)	930,254	922,282
TOTAL HEALTH CARE		3,534,533
INDUSTRIALS - 0.2%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (e)(f)(i)	242,733	182,203
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (e)(f)(i)	522,342	517,771
		699,974
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 12/21/28 (e)(f)(i)	582,030	583,363
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0967% 5/14/28 (e)(f)(i)	1,566,944	1,557,025
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (e)(f)(i)	14,925	14,794
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (e)(f)(i)	25,000	25,054
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6112% 6/28/28 (e)(f)(i)	756,122	725,878
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.404% 4/11/29 (e)(f)(i)	462,657	442,129
		3,348,243
TOTAL INDUSTRIALS		4,048,217
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 12/10/28 (e)(f)(i)	930,230	928,053
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3346% 3/29/29 (e)(f)(i)	1,620,938	1,619,381
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (f)(i)(j)	410,000	405,986
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1521% 5/18/28 (e)(f)(i)	288,517	286,895
		3,240,315
MATERIALS - 0.2%
Chemicals - 0.2%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (e)(f)(i)	483,769	381,210
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8467% 9/30/28 (e)(f)(i)	407,911	407,120
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 11/24/27 (e)(f)(i)	407,903	403,571
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (e)(f)(i)	408,975	378,985
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (e)(f)(i)	407,953	407,516
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (e)(f)(i)	407,919	405,516
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8474% 6/23/31 (e)(f)(i)	701,207	702,861
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7554% 3/16/27 (e)(f)(i)	233,530	233,596
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.4967% 9/22/28 (e)(f)(i)	582,015	583,179
		3,903,554
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 8.4217% 4/13/29 (e)(f)(i)	1,044,237	1,042,169
TOTAL MATERIALS		4,945,723
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (e)(f)(i)	640,000	640,371
TOTAL BANK LOAN OBLIGATIONS (Cost $28,363,408)		28,018,943

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,959,122
First Citizens Bank & Trust Co. 2.969% 9/27/25 (e)	6,655,000	6,637,207
TOTAL BANK NOTES (Cost $10,731,457)		10,596,329

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.1%
Banks - 0.1%
Citigroup, Inc. 7.125% (e)(k)	375,000	390,625
Wells Fargo & Co. 7.625% (c)(e)(k)	300,000	327,289
		717,914
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (e)(k)	750,000	626,037
TOTAL PREFERRED SECURITIES (Cost $1,292,398)		1,343,951

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	21,101,683	21,105,903
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	8,420,790	8,421,633
TOTAL MONEY MARKET FUNDS (Cost $29,527,536)		29,527,536

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,070,615,345)	2,039,747,757
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,906,775
NET ASSETS - 100.0%	2,043,654,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	283	Dec 2024	58,735,766	(41,956)	(41,956)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,413	Dec 2024	263,978,430	(1,135,250)	(1,135,250)

TOTAL FUTURES CONTRACTS					(1,177,206)
The notional amount of futures purchased as a percentage of Net Assets is 15.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $335,275,725.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $813,884,386 or 39.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,545,831.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,907,372	1,018,099,196	1,021,900,605	1,381,189	(60)	-	21,105,903	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	21,791,792	13,370,159	8,163	-	-	8,421,633	0.0%
Total	24,907,372	1,039,890,988	1,035,270,764	1,389,352	(60)	-	29,527,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,437,084,369	-	1,437,084,369	-

U.S. Government and Government Agency Obligations	167,207,640	-	167,207,640	-

U.S. Government Agency - Mortgage Securities	4,063,537	-	4,063,537	-

Asset-Backed Securities	184,724,940	-	184,724,940	-

Collateralized Mortgage Obligations	54,979,398	-	54,979,398	-

Commercial Mortgage Securities	119,002,176	-	119,002,176	-

Foreign Government and Government Agency Obligations	3,198,938	-	3,198,938	-

Bank Loan Obligations	28,018,943	-	28,018,943	-

Bank Notes	10,596,329	-	10,596,329	-

Preferred Securities	1,343,951	-	1,343,951	-

Money Market Funds	29,527,536	29,527,536	-	-
Total Investments in Securities:	2,039,747,757	29,527,536	2,010,220,221	-
Derivative Instruments: Liabilities
Futures Contracts	(1,177,206)	(1,177,206)	-	-
Total Liabilities	(1,177,206)	(1,177,206)	-	-
Total Derivative Instruments:	(1,177,206)	(1,177,206)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(1,177,206)
Total Interest Rate Risk	0	(1,177,206)
Total Value of Derivatives	0	(1,177,206)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $8,122,729) - See accompanying schedule:
Unaffiliated issuers (cost $2,041,087,809)	$2,010,220,221
Fidelity Central Funds (cost $29,527,536)	29,527,536

Total Investment in Securities (cost $2,070,615,345)		$2,039,747,757
Cash		84,151
Receivable for fund shares sold		1,862,084
Interest receivable		19,061,124
Distributions receivable from Fidelity Central Funds		120,526
Receivable from investment adviser for expense reductions		17,646
Other receivables		12
Total assets		2,060,893,300
Liabilities
Payable for investments purchased	$4,005,806
Payable for fund shares redeemed	2,883,434
Distributions payable	774,429
Accrued management fee	338,304
Distribution and service plan fees payable	98,732
Payable for daily variation margin on futures contracts	516,811
Other affiliated payables	199,158
Other payables and accrued expenses	461
Collateral on securities loaned	8,421,633
Total liabilities		17,238,768
Net Assets		$2,043,654,532
Net Assets consist of:
Paid in capital		$2,178,660,621
Total accumulated earnings (loss)		(135,006,089)
Net Assets		$2,043,654,532

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($308,260,206 ÷ 27,021,273 shares)(a)		$11.41
Maximum offering price per share (100/97.25 of $11.41)		$11.73
Class M :
Net Asset Value and redemption price per share ($99,607,061 ÷ 8,726,042 shares)(a)		$11.41
Maximum offering price per share (100/97.25 of $11.41)		$11.73
Class C :
Net Asset Value and offering price per share ($17,816,309 ÷ 1,565,357 shares)(a)		$11.38
Fidelity Limited Term Bond Fund :
Net Asset Value, offering price and redemption price per share ($960,952,315 ÷ 84,017,654 shares)		$11.44
Class I :
Net Asset Value, offering price and redemption price per share ($477,123,325 ÷ 41,707,851 shares)		$11.44
Class Z :
Net Asset Value, offering price and redemption price per share ($179,895,316 ÷ 15,729,048 shares)		$11.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$29,063
Interest		72,088,799
Income from Fidelity Central Funds (including $8,163 from security lending)		1,389,352
Total income		73,507,214
Expenses
Management fee	$4,283,907
Transfer agent fees	2,530,499
Distribution and service plan fees	1,214,863
Independent trustees' fees and expenses	6,715
Total expenses before reductions	8,035,984
Expense reductions	(236,266)
Total expenses after reductions		7,799,718
Net Investment income (loss)		65,707,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,069,409)
Fidelity Central Funds	(60)
Futures contracts	4,824,129
Total net realized gain (loss)		(19,245,340)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	115,085,265
Futures contracts	(3,152,413)
Total change in net unrealized appreciation (depreciation)		111,932,852
Net gain (loss)		92,687,512
Net increase (decrease) in net assets resulting from operations		$158,395,008
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,707,496	$59,310,189
Net realized gain (loss)	(19,245,340)	(62,828,107)
Change in net unrealized appreciation (depreciation)	111,932,852	58,762,796
Net increase (decrease) in net assets resulting from operations	158,395,008	55,244,878
Distributions to shareholders	(63,442,184)	(57,642,540)

Share transactions - net increase (decrease)	(427,330,568)	(601,859,644)
Total increase (decrease) in net assets	(332,377,744)	(604,257,306)

Net Assets
Beginning of period	2,376,032,276	2,980,289,582
End of period	$2,043,654,532	$2,376,032,276

Financial Highlights
Fidelity Advisor® Limited Term Bond Fund Class A

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.90	$11.83	$11.97	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.314	.217	.116	.132	.227
Net realized and unrealized gain (loss)	.491	.004 C	(.910)	(.085)	.299
Total from investment operations	.805	.221	(.794)	.047	.526
Distributions from net investment income	(.305)	(.211)	(.112)	(.129)	(.226)
Distributions from net realized gain	-	-	(.024)	(.058)	-
Total distributions	(.305)	(.211)	(.136)	(.187)	(.226)
Net asset value, end of period	$11.41	$10.91	$10.90	$11.83	$11.97
Total Return D,E	7.48%	2.06%	(6.75)%	.40%	4.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.69%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.60%	.69%	.75%	.75%	.75%
Expenses net of all reductions	.60%	.69%	.75%	.75%	.75%
Net investment income (loss)	2.83%	2.00%	1.02%	1.11%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$308,260	$313,202	$365,178	$445,468	$368,675
Portfolio turnover rate H	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Bond Fund Class M

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.90	$11.83	$11.97	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.314	.217	.115	.132	.227
Net realized and unrealized gain (loss)	.481	.015 C	(.909)	(.085)	.288
Total from investment operations	.795	.232	(.794)	.047	.515
Distributions from net investment income	(.305)	(.212)	(.112)	(.129)	(.225)
Distributions from net realized gain	-	-	(.024)	(.058)	-
Total distributions	(.305)	(.212)	(.136)	(.187)	(.225)
Net asset value, end of period	$11.41	$10.92	$10.90	$11.83	$11.97
Total Return D,E	7.39%	2.15%	(6.75)%	.40%	4.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.69%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.60%	.69%	.75%	.75%	.76%
Expenses net of all reductions	.60%	.69%	.75%	.75%	.76%
Net investment income (loss)	2.83%	2.00%	1.01%	1.11%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$99,607	$111,487	$118,756	$161,105	$167,201
Portfolio turnover rate H	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Bond Fund Class C

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$10.87	$11.80	$11.94	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.228	.132	.027	.039	.134
Net realized and unrealized gain (loss)	.491	.005 C	(.908)	(.084)	.289
Total from investment operations	.719	.137	(.881)	(.045)	.423
Distributions from net investment income	(.219)	(.127)	(.025)	(.037)	(.133)
Distributions from net realized gain	-	-	(.024)	(.058)	-
Total distributions	(.219)	(.127)	(.049)	(.095)	(.133)
Net asset value, end of period	$11.38	$10.88	$10.87	$11.80	$11.94
Total Return D,E	6.67%	1.27%	(7.49)%	(.38)%	3.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.37%	1.48%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.37%	1.48%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.37%	1.48%	1.53%	1.53%	1.54%
Net investment income (loss)	2.06%	1.22%	.24%	.33%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$17,816	$22,420	$31,080	$45,658	$54,337
Portfolio turnover rate H	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Limited Term Bond Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$10.93	$11.86	$12.00	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.349	.251	.150	.168	.263
Net realized and unrealized gain (loss)	.491	.004 C	(.909)	(.085)	.299
Total from investment operations	.840	.255	(.759)	.083	.562
Distributions from net investment income	(.340)	(.245)	(.147)	(.165)	(.262)
Distributions from net realized gain	-	-	(.024)	(.058)	-
Total distributions	(.340)	(.245)	(.171)	(.223)	(.262)
Net asset value, end of period	$11.44	$10.94	$10.93	$11.86	$12.00
Total Return D	7.80%	2.37%	(6.45)%	.70%	4.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.39%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.30%	.39%	.45%	.45%	.45%
Expenses net of all reductions	.30%	.39%	.45%	.45%	.45%
Net investment income (loss)	3.13%	2.30%	1.32%	1.41%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$960,952	$1,277,525	$1,593,604	$2,245,757	$2,078,737
Portfolio turnover rate G	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Bond Fund Class I

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$10.93	$11.86	$12.00	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.349	.247	.145	.162	.257
Net realized and unrealized gain (loss)	.491	.005 C	(.910)	(.084)	.299
Total from investment operations	.840	.252	(.765)	.078	.556
Distributions from net investment income	(.340)	(.242)	(.141)	(.160)	(.256)
Distributions from net realized gain	-	-	(.024)	(.058)	-
Total distributions	(.340)	(.242)	(.165)	(.218)	(.256)
Net asset value, end of period	$11.44	$10.94	$10.93	$11.86	$12.00
Total Return D	7.80%	2.34%	(6.49)%	.66%	4.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35%	.44%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.30%	.42%	.50%	.50%	.50%
Expenses net of all reductions	.30%	.42%	.50%	.50%	.50%
Net investment income (loss)	3.13%	2.27%	1.27%	1.36%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$477,123	$494,305	$656,342	$871,438	$765,760
Portfolio turnover rate G	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Bond Fund Class Z

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$10.93	$11.86	$12.00	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.354	.259	.160	.179	.273
Net realized and unrealized gain (loss)	.491	.004 C	(.909)	(.085)	.299
Total from investment operations	.845	.263	(.749)	.094	.572
Distributions from net investment income	(.345)	(.253)	(.157)	(.176)	(.272)
Distributions from net realized gain	-	-	(.024)	(.058)	-
Total distributions	(.345)	(.253)	(.181)	(.234)	(.272)
Net asset value, end of period	$11.44	$10.94	$10.93	$11.86	$12.00
Total Return D	7.85%	2.45%	(6.36)%	.79%	4.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.34%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.25%	.32%	.36%	.36%	.36%
Expenses net of all reductions	.25%	.32%	.36%	.36%	.36%
Net investment income (loss)	3.18%	2.38%	1.41%	1.50%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$179,895	$157,093	$215,329	$301,008	$217,972
Portfolio turnover rate G	65%	26%	29%	81%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,270,542
Gross unrealized depreciation	(48,853,633)
Net unrealized appreciation (depreciation)	$(28,583,091)
Tax Cost	$2,068,330,848

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$326,365
Capital loss carryforward	$(106,749,364)
Net unrealized appreciation (depreciation) on securities and other investments	$(28,583,091)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(28,127,834)
Long-term	(78,621,530)
Total capital loss carryforward	$(106,749,364)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$63,442,184	$ 57,642,540
Long-term Capital Gains	-	-
Total	$63,442,184	$ 57,642,540

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	659,850,735	1,058,862,735
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	757,424	62,341
Class M	- %	.25%	262,638	1,248
Class C	.75%	.25%	194,801	10,632
			1,214,863	74,221
Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	26,687
Class M	4,024
Class C A	145
30,856

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	462,804.15
Class M	159,216.15
Class C	34,019.17
Fidelity Limited Term Bond Fund	1,084,507.10
Class I	715,256.15
Class Z	74,697.05
	2,530,499
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Limited Term Bond Fund	863	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.30%	233,944

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,322.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$8,288,493	$6,440,434
Class M	2,867,673	2,195,885
Class C	379,561	305,237
Fidelity Limited Term Bond Fund	32,632,639	31,605,105
Class I	14,618,772	12,949,496
Class Z	4,655,046	4,146,383
Total	$63,442,184	$57,642,540
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	17,119,323	12,476,809	$190,478,934	$135,307,742
Reinvestment of distributions	712,616	570,072	7,933,646	6,180,752
Shares redeemed	(19,521,255)	(17,846,330)	(216,856,087)	(193,397,463)
Net increase (decrease)	(1,689,316)	(4,799,449)	$(18,443,507)	$(51,908,969)
Class M
Shares sold	2,367,357	2,434,698	$26,342,533	$26,403,092
Reinvestment of distributions	248,857	194,867	2,771,362	2,114,773
Shares redeemed	(4,103,885)	(3,306,910)	(45,615,595)	(35,804,127)
Net increase (decrease)	(1,487,671)	(677,345)	$(16,501,700)	$(7,286,262)
Class C
Shares sold	293,162	340,134	$3,237,711	$3,665,612
Reinvestment of distributions	32,490	27,067	360,849	292,923
Shares redeemed	(820,240)	(1,165,878)	(9,051,235)	(12,588,331)
Net increase (decrease)	(494,588)	(798,677)	$(5,452,675)	$(8,629,796)
Fidelity Limited Term Bond Fund
Shares sold	12,779,286	12,998,512	$142,419,042	$140,430,844
Reinvestment of distributions	2,547,109	2,299,237	28,410,746	24,985,880
Shares redeemed	(48,116,171)	(44,350,042)	(535,266,879)	(480,847,906)
Net increase (decrease)	(32,789,776)	(29,052,293)	$(364,437,091)	$(315,431,182)
Class I
Shares sold	10,804,320	15,881,555	$120,467,148	$172,467,301
Reinvestment of distributions	989,821	1,063,942	11,049,534	11,563,285
Shares redeemed	(15,273,195)	(31,820,863)	(169,835,204)	(345,211,280)
Net increase (decrease)	(3,479,054)	(14,875,366)	$(38,318,522)	$(161,180,694)
Class Z
Shares sold	7,385,172	6,826,373	$82,444,988	$74,027,476
Reinvestment of distributions	325,110	295,698	3,632,349	3,212,873
Shares redeemed	(6,344,971)	(12,467,552)	(70,254,410)	(134,663,090)
Net increase (decrease)	1,365,311	(5,345,481)	$15,822,927	$(57,422,741)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Limited Term Bond Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 9.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $43,287,028 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $63,442,184 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,814,004,433.55	97.25
Withheld	334,633,605.07	2.75
TOTAL	12,148,638,038.62	100.00
Jennifer Toolin McAuliffe
Affirmative	11,801,437,777.69	97.14
Withheld	347,200,260.93	2.86
TOTAL	12,148,638,038.62	100.00
Christine J. Thompson
Affirmative	11,799,735,265.07	97.13
Withheld	348,902,773.55	2.87
TOTAL	12,148,638,038.62	100.00
Elizabeth S. Acton
Affirmative	11,763,944,249.67	96.83
Withheld	384,693,788.95	3.17
TOTAL	12,148,638,038.62	100.00
Laura M. Bishop
Affirmative	11,816,418,545.71	97.27
Withheld	332,219,492.91	2.73
TOTAL	12,148,638,038.62	100.00
Ann E. Dunwoody
Affirmative	11,766,162,744.64	96.85
Withheld	382,475,293.98	3.15
TOTAL	12,148,638,038.62	100.00
John Engler
Affirmative	11,692,629,526.64	96.25
Withheld	456,008,511.98	3.75
TOTAL	12,148,638,038.62	100.00
Robert F. Gartland
Affirmative	11,762,176,459.70	96.82
Withheld	386,461,578.92	3.18
TOTAL	12,148,638,038.62	100.00
Robert W. Helm
Affirmative	11,797,887,400.14	97.11
Withheld	350,750,638.48	2.89
TOTAL	12,148,638,038.62	100.00
Arthur E. Johnson
Affirmative	11,722,693,701.64	96.49
Withheld	425,944,336.98	3.51
TOTAL	12,148,638,038.62	100.00
Michael E. Kenneally
Affirmative	11,755,380,864.02	96.76
Withheld	393,257,174.60	3.24
TOTAL	12,148,638,038.62	100.00
Mark A. Murray
Affirmative	11,768,949,175.31	96.87
Withheld	379,688,863.31	3.13
TOTAL	12,148,638,038.62	100.00
Carol J. Zierhoffer
Affirmative	11,806,868,951.90	97.19
Withheld	341,769,086.72	2.81
TOTAL	12,148,638,038.62	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539398.127
LTB-ANN-1024
Fidelity® Series Investment Grade Securitized Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Investment Grade Securitized Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 3.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
4.125% 8/15/53	1,039,000	1,020,290
4.25% 2/15/54	8,420,000	8,452,891
4.25% 8/15/54	810,000	815,063
4.625% 5/15/44	3,470,000	3,613,680
4.625% 5/15/54	770,000	822,938
U.S. Treasury Notes:
3.75% 8/15/27	2,000,000	1,997,813
3.875% 8/15/34	2,490,000	2,480,657
4.25% 6/30/31	1,310,000	1,344,388
4.375% 5/15/34	1,850,000	1,917,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,119,668)		22,464,783

U.S. Government Agency - Mortgage Securities - 114.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 33.5%
1.5% 11/1/35 to 6/1/51	10,269,474	8,725,657
2% 2/1/28 to 3/1/52	42,497,546	36,239,307
2.5% 5/1/31 to 1/1/52	44,777,650	39,491,336
3% 9/1/30 to 3/1/52	34,904,153	31,594,897
3.5% 7/1/34 to 5/1/52 (b)	18,736,159	17,545,980
4% 4/1/45 to 5/1/52	11,189,643	10,767,304
4.5% 5/1/39 to 11/1/52 (c)	7,027,082	6,955,115
5% 9/1/52 to 4/1/53	5,159,407	5,184,345
5.5% 9/1/52 to 8/1/54	11,422,430	11,553,557
6% 11/1/52 to 8/1/54	20,269,547	20,733,796
6.5% 9/1/53 to 7/1/54	7,306,698	7,593,584
TOTAL FANNIE MAE		196,384,878
Freddie Mac - 21.5%
1.5% 7/1/35 to 6/1/51	21,360,406	17,070,169
2% 6/1/36 to 4/1/52	33,594,603	28,248,009
2.5% 6/1/31 to 12/1/51	33,664,840	30,029,115
3% 12/1/30 to 6/1/52	11,286,291	10,265,965
3.5% 11/1/33 to 12/1/52	12,835,375	11,981,956
4% 5/1/38 to 10/1/52	7,021,037	6,746,249
4.5% 10/1/39 to 8/1/52	4,078,331	4,053,941
5% 6/1/52 to 8/1/53	5,818,603	5,842,842
5.5% 3/1/53 to 2/1/54	4,292,632	4,388,968
6% 3/1/53 to 4/1/54	4,677,789	4,805,149
6.5% 9/1/53 to 1/1/54	2,566,874	2,681,862
TOTAL FREDDIE MAC		126,114,225
Ginnie Mae - 33.5%
2% 10/20/50 to 2/20/52	31,203,227	26,263,739
2% 9/1/54 (d)	1,400,000	1,178,726
2% 9/1/54 (d)	3,500,000	2,946,816
2% 9/1/54 (d)	1,075,000	905,093
2% 9/1/54 (d)	1,300,000	1,094,531
2% 9/1/54 (d)	3,400,000	2,862,621
2% 9/1/54 (d)	1,600,000	1,347,116
2% 9/1/54 (d)	1,725,000	1,452,359
2% 10/1/54 (d)	2,100,000	1,770,058
2.5% 8/20/47 to 7/20/54	25,597,435	22,257,646
3% 2/20/31 to 2/20/50	1,097,932	1,050,375
3% 9/1/54 (d)	950,000	859,099
3% 9/1/54 (d)	1,000,000	904,315
3% 9/1/54 (d)	2,450,000	2,215,571
3% 9/1/54 (d)	5,300,000	4,792,868
3% 9/1/54 (d)	925,000	836,491
3% 9/1/54 (d)	2,850,000	2,577,297
3% 9/1/54 (d)	8,550,000	7,731,892
3% 9/1/54 (d)	950,000	859,099
3% 10/1/54 (d)	2,450,000	2,217,294
3% 10/1/54 (d)	4,800,000	4,344,086
3.5% 9/20/40 to 12/20/49	321,470	304,037
3.5% 9/1/54 (d)	6,200,000	5,769,888
3.5% 9/1/54 (d)	500,000	465,314
3.5% 9/1/54 (d)	4,175,000	3,885,368
3.5% 9/1/54 (d)	3,100,000	2,884,944
3.5% 9/1/54 (d)	3,075,000	2,861,678
4% 10/20/40 to 10/20/52	6,505,872	6,245,632
4% 9/1/54 (d)	2,900,000	2,771,127
4.5% 4/20/53 to 7/20/54	2,243,002	2,195,454
4.5% 9/1/54 (d)	1,100,000	1,076,712
4.5% 9/1/54 (d)	800,000	783,064
4.5% 9/1/54 (d)	100,000	97,883
5% 4/20/48 to 6/20/48	430,966	437,955
5% 9/1/54 (d)	2,750,000	2,744,188
5% 9/1/54 (d)	400,000	399,155
5% 9/1/54 (d)	2,800,000	2,794,082
5% 9/1/54 (d)	2,050,000	2,045,668
5% 9/1/54 (d)	1,375,000	1,372,094
5% 10/1/54 (d)	4,200,000	4,185,218
5% 10/1/54 (d)	3,300,000	3,288,385
5% 10/1/54 (d)	1,875,000	1,868,401
5.5% 9/1/54 (d)	3,400,000	3,421,748
5.5% 9/1/54 (d)	3,250,000	3,270,789
5.5% 9/1/54 (d)	5,050,000	5,082,303
5.5% 9/1/54 (d)	5,200,000	5,233,262
5.5% 10/1/54 (d)	8,925,000	8,979,998
6% 9/1/54 (d)	2,600,000	2,637,705
6% 9/1/54 (d)	1,600,000	1,623,203
6% 9/1/54 (d)	150,000	152,175
6% 9/1/54 (d)	75,000	76,088
6% 9/1/54 (d)	2,100,000	2,130,454
6% 9/1/54 (d)	1,250,000	1,268,127
6% 9/1/54 (d)	925,000	938,414
6% 9/1/54 (d)	7,200,000	7,304,414
6% 9/1/54 (d)	2,500,000	2,536,255
6% 10/1/54 (d)	7,700,000	7,808,357
6.5% 9/1/54 (d)	1,400,000	1,429,383
6.5% 9/1/54 (d)	1,925,000	1,965,401
6.5% 9/1/54 (d)	1,675,000	1,710,154
TOTAL GINNIE MAE		196,511,569
Uniform Mortgage Backed Securities - 26.3%
2% 9/1/39 (d)	1,050,000	949,512
2% 9/1/39 (d)	1,100,000	994,727
2% 9/1/54 (d)	400,000	327,156
2% 9/1/54 (d)	34,400,000	28,135,437
2% 9/1/54 (d)	1,700,000	1,390,414
2% 9/1/54 (d)	1,700,000	1,390,414
2% 9/1/54 (d)	3,300,000	2,699,039
2% 9/1/54 (d)	550,000	449,840
2% 9/1/54 (d)	2,125,000	1,738,018
2% 9/1/54 (d)	11,000,000	8,996,797
2% 10/1/54 (d)	14,400,000	11,793,374
2% 10/1/54 (d)	14,300,000	11,711,475
2.5% 9/1/54 (d)	4,050,000	3,452,467
2.5% 9/1/54 (d)	800,000	681,969
2.5% 9/1/54 (d)	4,850,000	4,134,435
2.5% 9/1/54 (d)	2,100,000	1,790,168
2.5% 9/1/54 (d)	2,050,000	1,747,545
2.5% 10/1/54 (d)	4,050,000	3,456,580
3% 9/1/54 (d)	800,000	709,281
3% 9/1/54 (d)	3,225,000	2,859,290
3% 9/1/54 (d)	5,150,000	4,565,998
3% 10/1/54 (d)	3,225,000	2,862,061
4% 9/1/54 (d)	4,625,000	4,385,981
4% 9/1/54 (d)	475,000	450,452
4.5% 9/1/54 (d)	3,400,000	3,308,758
5% 9/1/39 (d)	2,075,000	2,089,509
5% 9/1/39 (d)	2,350,000	2,366,432
5% 9/1/39 (d)	2,675,000	2,693,704
5.5% 9/1/54 (d)	2,800,000	2,819,141
5.5% 9/1/54 (d)	1,300,000	1,308,887
5.5% 9/1/54 (d)	4,350,000	4,379,736
5.5% 9/1/54 (d)	4,900,000	4,933,496
6% 9/1/54 (d)	6,400,000	6,517,750
6% 9/1/54 (d)	900,000	916,559
6% 9/1/54 (d)	5,650,000	5,753,951
6% 9/1/54 (d)	3,400,000	3,462,555
6% 9/1/54 (d)	1,250,000	1,272,998
6% 9/1/54 (d)	1,250,000	1,272,998
6% 9/1/54 (d)	1,900,000	1,934,957
6% 9/1/54 (d)	6,200,000	6,314,070
6.5% 9/1/54 (d)	1,025,000	1,055,390
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		154,073,321
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $689,102,615)		673,083,993

Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (e)	400,000	403,690
Series 2024-X1 Class A, 6.27% 5/15/29 (e)	154,245	154,662
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	255,000	257,159
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	679,000	683,480
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (e)	118,000	119,095
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (e)	98,000	99,593
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,400,000	1,399,371
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	1,190,781	1,190,975
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	187,000	190,834
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	234,000	239,127
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	84,000	84,348
Class A3, 5.4% 11/15/28	67,000	67,937
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	15,674	15,447
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (e)	103,057	101,120
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (e)	239,000	242,347
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (e)	136,091	138,062
Series 2024-1A Class A1, 5.52% 5/15/36 (e)	278,111	280,847
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (e)	304,000	307,712
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	288,278	288,320
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	2,100,000	2,106,344
Series 2023 A1 Class A, 4.31% 3/15/28	1,200,000	1,195,870
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (e)	87,071	87,369
Class A3, 5.64% 2/22/28 (e)	102,000	103,906
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (e)	500,000	501,145
Series 2024-1A Class A3, 5.3% 7/20/29 (e)	82,000	83,697
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (e)	521,000	522,295
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (e)	250,000	252,327
Class A3, 5.61% 4/20/28 (e)	171,000	175,123
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (e)	352,223	358,783
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (e)(f)	285,327	280,077
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (e)	2,750,000	2,635,824
Series 2023-2 Class A, 5.28% 2/15/36 (e)	700,000	720,643
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (e)	789,000	793,267
Series 2024-1 Class A1, 5.29% 4/15/29 (e)	2,500,000	2,548,338
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	32,386	32,389
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	214,000	216,478
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	313,000	312,113
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	106,000	106,568
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (e)	704,000	716,595
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (e)	1,126,000	1,141,128
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	219,000	219,644
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	600,000	605,577
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (e)	400,000	405,119
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (e)	453,000	459,220
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	268,000	271,208
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (e)	528,000	538,405
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (e)	49,980	50,023
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (e)	80,819	81,102
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	290,000	295,212
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (e)	835,481	845,284
Series 2024-1A Class A, 5.82% 4/20/37 (e)	260,000	263,333
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (e)	527,877	515,681
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (e)	258,000	261,724
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (e)	78,658	78,804
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (e)	147,000	149,793
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (e)	787,333	704,407
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (e)	106,261	106,310
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (e)	247,000	247,851
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (e)	242,000	241,679
Series 2024-A Class A3, 5.25% 4/20/27 (e)	262,000	264,472
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (e)	53,121	52,944
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (e)	1,900,000	1,921,914
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 4.8677% 8/25/51 (e)(f)	331,938	331,684
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	229,000	232,003
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (e)	1,087,481	1,094,935
Series 2024-1A Class A1, 5.49% 2/18/39 (e)	1,316,000	1,329,131
Series 2024-2A Class A1, 4.87% 6/21/39 (e)	402,000	403,709
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (e)	254,925	270,831
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	256,000	255,775
Series 2023-C Class A3, 5.15% 11/15/28	130,000	130,884
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	80,913	80,930
TOTAL ASSET-BACKED SECURITIES (Cost $33,516,113)		33,863,993

Collateralized Mortgage Obligations - 7.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.1%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (e)	129,527	127,991
Series 2021-E Class A1, 1.74% 12/25/60 (e)	1,211,389	1,057,867
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (e)	287,080	265,842
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(f)	24,058	23,814
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (e)	945,273	863,645
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (e)(f)	115,000	112,804
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (e)(f)	197,084	188,476
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (e)	1,195,150	1,180,689
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (e)	286,301	277,302
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (e)	800,961	751,855
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (e)(f)	297,759	282,026
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (e)	44,064	41,211
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (e)	216,119	210,012
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (e)	1,189,976	1,096,039
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (e)	378,196	355,161
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (e)	36,107	35,172
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (e)	55,442	53,800
Preston Ridge Partners Mortgage Trust:
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (e)	86,114	78,263
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (e)(f)	116,922	106,009
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (e)	657,539	626,324
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (e)(f)(g)	663,244	661,195
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (e)	785,022	767,401
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (e)(f)	612,762	590,540
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (e)	59,074	58,402
Series 2022-HB1 Class A, 4.272% 4/25/32 (e)	4,685	4,672
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (e)	200,169	190,228
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (e)(f)	1,791,795	1,659,387
Series 2022-K147 Class A2, 3.75% 7/25/62 (e)	384,378	364,132
TOTAL PRIVATE SPONSOR		12,030,259
U.S. Government Agency - 5.1%
Fannie Mae:
planned amortization class:
Series 2021-69 Class JK, 1.5% 10/25/51	271,343	229,196
Series 2022-2 Class TH, 2.5% 2/25/52	150,974	138,886
sequential payer:
Series 2020-43 Class MA, 2% 1/25/45	358,188	330,711
Series 2020-49 Class JA, 2% 8/25/44	222,336	206,434
Series 2020-51 Class BA, 2% 6/25/46	597,193	528,101
Series 2020-56 Class AH, 2% 5/25/45	571,968	534,674
Series 2020-80 Class BA, 1.5% 3/25/45	578,385	509,303
Series 2021-85 Class L, 2.5% 8/25/48	255,271	227,453
Series 2021-95:
Class 0, 2.5% 9/25/48	514,593	459,639
Class BA, 2.5% 6/25/49	782,454	695,317
Series 2021-96:
Class AH, 2.5% 3/25/49	1,174,884	1,058,977
Class HA, 2.5% 2/25/50	411,109	365,850
Series 2022-1 Class KA, 3% 5/25/48	249,618	232,100
Series 2022-11 Class B, 3% 6/25/49	296,640	277,323
Series 2022-13:
Class HA, 3% 8/25/46	280,676	264,963
Class JA, 3% 5/25/48	264,592	248,126
Series 2022-3:
Class D, 2% 2/25/48	709,890	638,559
Class N, 2% 10/25/47	1,984,030	1,776,482
Series 2022-30 Class E, 4.5% 7/25/48	716,631	707,706
Series 2022-4 Class B, 2.5% 5/25/49	298,865	267,083
Series 2022-49 Class TC, 4% 12/25/48	226,055	219,131
Series 2022-5:
Class 0, 2.5% 6/25/48	278,354	252,732
Class DA, 2.25% 11/25/47	823,008	742,974
Series 2022-7:
Class A, 3% 5/25/48	355,537	330,603
Class E, 2.5% 11/25/47	751,239	686,252
Series 2022-9 Class BA, 3% 5/25/48	218,583	203,266
Series 2013-44 Class DJ, 1.85% 5/25/33	79,540	73,455
Series 2020-45 Class JL, 3% 7/25/40	22,580	20,763
Series 2021-59 Class H, 2% 6/25/48	268,249	222,988
Series 2021-66:
Class DA, 2% 1/25/48	287,550	240,141
Class DM, 2% 1/25/48	305,582	255,201
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	200,421	169,929
Series 2021-5148:
Class AD, 1.5% 10/25/51	269,479	228,162
Class PC, 1.5% 10/25/51	266,339	223,314
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	340,023	315,876
Series 2020-5018:
Class LC, 3% 10/25/40	152,728	140,734
Class LY, 3% 10/25/40	116,019	106,879
Series 2021-5169 Class TP, 2.5% 6/25/49	211,576	187,806
Series 2021-5175 Class CB, 2.5% 4/25/50	1,486,089	1,319,741
Series 2021-5180 Class KA, 2.5% 10/25/47	296,611	269,945
Series 2022-5189:
Class DA, 2.5% 5/25/49	203,566	181,506
Class TP, 2.5% 5/25/49	221,111	197,391
Series 2022-5190:
Class BA, 2.5% 11/25/47	184,756	167,981
Class CA, 2.5% 5/25/49	184,853	165,005
Series 2022-5191 Class CA, 2.5% 4/25/50	348,188	307,250
Series 2022-5197:
Class A, 2.5% 6/25/49	184,854	165,005
Class DA, 2.5% 11/25/47	140,247	127,660
Series 2022-5198 Class BA, 2.5% 11/25/47	676,085	618,230
Series 2022-5200 Class LA, 3% 10/25/48	347,569	322,781
Series 2022-5201 Class EB, 3% 2/25/48	3,881,371	3,628,180
Series 2022-5202:
Class AG, 3% 1/25/49	137,128	127,054
Class LB, 2.5% 10/25/47	150,322	136,935
Class UA, 3% 4/25/50	316,934	292,136
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,370,160	1,154,676
Class LB, 3% 11/25/40	259,903	239,665
Series 2020-5046 Class PT, 1.5% 11/25/40	1,040,854	877,048
Series 2021-5083 Class VA, 1% 8/15/38	678,271	640,871
Series 2021-5182 Class A, 2.5% 10/25/48	1,950,861	1,740,468
Series 2022-5210 Class AB, 3% 1/25/42	399,680	374,377
Series 2022-5214 Class CB, 3.25% 4/25/52	997,987	945,104
Series 2022-5236 Class P, 5% 4/25/48	330,379	332,240
Series 2022-5266 Class CD, 4.5% 10/25/44	191,546	190,539
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	340,814	289,102
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	208,699	186,037
Class GC, 2% 11/25/47	237,462	211,637
Series 2021-5164 Class M, 2.5% 7/25/48	212,714	189,701
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9002% 2/20/49 (f)(g)	85,108	83,804
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	19,131	17,935
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	116,734	106,562
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	37,813	36,571
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (e)	288,868	280,677
TOTAL U.S. GOVERNMENT AGENCY		30,240,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,950,310)		42,271,162

Commercial Mortgage Securities - 15.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (e)(f)(g)	275,000	271,093
Class B, CME Term SOFR 1 Month Index + 1.550% 6.887% 1/15/39 (e)(f)(g)	100,000	98,147
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (e)	600,000	580,500
Class ANM, 3.112% 11/5/32 (e)	100,000	93,000
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,159,000	1,115,446
Series 2018-BN10:
Class A4, 3.428% 2/15/61	233,271	224,425
Class A5, 3.688% 2/15/61	1,900,000	1,836,224
Series 2018-BN14:
Class A4, 4.231% 9/15/60	600,000	588,536
Class ASB, 4.185% 9/15/60	236,181	234,149
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	95,505
Series 2020-BN26 Class ASB, 2.313% 3/15/63	900,000	842,358
Series 2023-5YR1 Class A3, 6.26% 4/15/56	800,000	832,923
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (f)(i)	2,000,000	41,443
Series 2021-BN33 Class XA, 1.163% 5/15/64 (f)(i)	3,002,801	144,347
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A5, 4.217% 8/15/61	700,000	684,593
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	600,000	577,968
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.5% 12/15/56	865,614	915,916
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5064% 9/15/56 (f)	246,000	265,160
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	900,000	927,505
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	270,950	264,985
Series 2018-B2 Class ASB, 3.7802% 2/15/51	243,459	239,529
Series 2019-B10 Class A4, 3.717% 3/15/62	229,000	219,412
Series 2023-V3 Class A3, 6.3629% 7/15/56	500,000	525,223
Series 2019-B12 Class XA, 1.2096% 8/15/52 (f)(i)	890,354	30,760
Series 2019-B14 Class XA, 0.8924% 12/15/62 (f)(i)	9,595,549	219,360
Series 2020-B17 Class XA, 1.5346% 3/15/53 (f)(i)	2,086,737	91,766
Series 2020-B18 Class XA, 1.9079% 7/15/53 (f)(i)	1,427,774	81,442
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (e)(f)(g)	531,000	516,372
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (e)(f)(g)	233,000	231,835
BMO Mortgage Trust sequential payer:
Series 2022-C3 Class ASB, 5.5032% 9/15/54 (f)	500,000	519,388
Series 2023-5C1 Class A3, 6.534% 8/15/56	300,000	316,285
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (e)(f)(g)	313,000	311,728
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (e)(f)(g)	1,680,000	1,682,100
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7839% 4/15/37 (e)(f)(g)	54,000	54,068
BX Commercial Mortgage Trust:
floater:
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (e)(f)(g)	100,000	99,031
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (e)(f)(g)	475,000	470,398
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1038% 5/15/38 (e)(f)(g)	288,380	285,316
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (e)(f)(g)	391,190	389,736
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (e)(f)(g)	298,024	298,769
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (e)(f)(g)	165,110	165,058
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3275% 11/15/32 (e)(f)(g)	6,073	6,067
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (e)(f)(g)	56,047	55,522
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (e)(f)(g)	87,674	86,715
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (e)(f)(g)	1,218,867	1,215,058
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL5 Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (e)(f)(g)	208,099	206,280
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (e)(f)(g)	554,531	553,838
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (e)(f)	689,602	688,310
BX Trust:
floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (e)(f)(g)	500,549	501,174
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (e)(f)(g)	803,128	799,606
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (e)(f)(g)	60,887	60,392
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.704% 12/15/37 (e)(f)(g)	652,000	651,593
CD Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,224,166	1,197,093
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	439,884	425,230
Series 2017-C8 Class A3, 3.3048% 6/15/50	694,202	666,824
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2015-P1 Class A5, 3.717% 9/15/48	1,090,000	1,072,322
Series 2017-P7 Class AAB, 3.509% 4/14/50	194,384	191,210
Series 2018-B2 Class A4, 4.009% 3/10/51	300,000	291,614
Series 2015-GC33 Class AAB, 3.522% 9/10/58	68,780	68,111
Series 2019-GC41 Class XA, 1.1599% 8/10/56 (f)(i)	4,220,138	155,368
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	168,347	168,096
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,000,000	985,052
Series 2015-LC21 Class A4, 3.708% 7/10/48	1,000,000	986,254
Series 2016-COR1 Class ASB, 2.972% 10/10/49	299,797	293,435
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	1,103,577	1,087,793
Series 2016-C7 Class ASB, 3.3143% 11/15/49	301,953	298,624
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	379,905	371,568
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (e)(f)(g)	948,896	936,441
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5717% 11/15/38 (e)(f)(g)	661,230	650,086
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (e)(f)	1,454,000	1,480,698
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	42,643	41,957
Series 2016-K054 Class A2, 2.745% 1/25/26	1,151,194	1,124,226
Series 2016-K055 Class A2, 2.673% 3/25/26	2,300,000	2,236,979
Series 2017-K070 Class A2, 3.303% 11/25/27	900,000	878,550
Series 2018-K074 Class A2, 3.6% 1/25/28	1,600,000	1,572,589
Series 2019-K098 Class A2, 2.425% 8/25/29	200,000	185,086
Series 2020-K740 Class A2, 1.47% 9/25/27	900,000	831,094
Series 2022-K750 Class A2, 3% 9/25/29	2,200,000	2,091,785
Series 2023-K751 Class A2, 4.412% 3/25/30	1,660,000	1,677,863
Series 2024-K517 Class A2, 5.355% 1/25/29	2,600,000	2,707,115
Series K058 Class A2, 2.653% 8/25/26	1,700,000	1,646,830
Series K069 Class A2, 3.187% 9/25/27	698,648	679,972
Series K071 Class A2, 3.286% 11/25/27	500,000	486,908
Series K073 Class A2, 3.35% 1/25/28	700,000	682,409
Series 2017-K068 Class A2, 3.244% 8/25/27	400,000	390,083
Series 2018-K075 Class A2, 3.65% 2/25/28	2,900,000	2,851,993
Series 2018-K081 Class A2, 3.9% 8/25/28	300,000	297,035
Series 2022 K748 Class A2, 2.26% 1/25/29	3,800,000	3,516,049
Series K047 Class A2, 3.329% 5/25/25	1,857,523	1,834,704
Series K076 Class A2, 3.9% 4/25/28	500,000	495,474
Series K077 Class A2, 3.85% 5/25/28	1,600,000	1,582,805
Series K084 Class A2, 3.78% 10/25/28	300,000	295,474
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,089,847	1,078,846
Series K044 Class A2, 2.811% 1/25/25	1,117,510	1,106,701
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (e)(f)(g)	596,243	592,984
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (e)(f)(g)	1,165,000	1,147,547
sequential payer:
Series 2016-GC34 Class AAB, 3.278% 10/10/48	17,873	17,622
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	181,667
Series 2018-GS10:
Class A4, 3.89% 7/10/51	3,200,000	3,105,639
Class A5, 4.155% 7/10/51	200,000	193,322
Class AAB, 4.106% 7/10/51	159,012	157,382
Series 2018-GS9 Class A4, 3.992% 3/10/51	300,000	289,466
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	400,000	370,627
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	300,000	285,725
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (e)(f)	611,877	584,637
Series 2013-GC13 Class A/S, 3.9966% 7/10/46 (e)(f)	53,506	51,012
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (e)(f)(g)	1,857,000	1,858,741
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9334% 4/15/37 (e)(f)(g)	976,280	937,274
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	208,818	205,428
Series 2018-C8 Class ASB, 4.145% 6/15/51	757,602	746,274
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (e)	670,000	591,476
Series 2013-LC11 Class A/S, 3.216% 4/15/46	79,979	73,061
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (e)	59,000	53,908
Life Financial Services Trust floater Series 2022-BMR2 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1308% 5/15/39 (e)(f)(g)	400,000	383,033
Morgan Stanley BAML Trust sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	74,292
Series 2016-C30 Class ASB, 2.729% 9/15/49	306,275	300,730
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 12/15/36 (e)(f)(g)	1,000,000	810,576
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	700,000	676,126
Series 2017-HR2:
Class A3, 3.33% 12/15/50	297,208	284,017
Class A4, 3.587% 12/15/50	340,000	326,373
Series 2019-L2 Class A3, 3.806% 3/15/52	489,641	469,595
Series 2019-MEAD Class A, 3.17% 11/10/36 (e)	279,000	267,182
Series 2018-H4 Class A4, 4.31% 12/15/51	600,000	584,886
Series 2019-MEAD Class B, 3.283% 11/10/36 (e)(f)	26,000	24,639
Series 2021-L6 Class XA, 1.3148% 6/15/54 (f)(i)	956,505	48,288
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (e)	790,017	741,294
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (e)(f)(g)	282,158	284,627
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9355% 10/15/36 (e)(f)(g)	599,538	589,608
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2515% 4/15/36 (e)(f)(g)	1,900,000	1,880,330
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (e)(f)(g)	212,000	209,599
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (e)(f)(g)	1,722,353	1,701,362
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (e)(f)(g)	216,251	213,551
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	63,603	62,440
Series 2017-C3 Class ASB, 3.215% 8/15/50	838,107	818,356
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,612,278	1,592,590
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/42 (e)(f)(i)	1,600,000	34,887
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (e)(f)(g)	200,000	199,478
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (e)(f)(g)	900,000	897,653
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.8731% 1/15/59 (f)(g)	883,079	886,477
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (e)(f)(g)	845,000	823,473
Series 2018-C46 Class XA, 1.0782% 8/15/51 (f)(i)	885,031	20,254
Series 2019-C54 Class XA, 0.9422% 12/15/52 (f)(i)	5,832,313	202,307
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $90,868,239)		90,676,515

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $14,224,682)	14,221,838	14,224,682

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	9,800,000	294,946
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	3,200,000	108,243
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	7,200,000	240,472
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	3,400,000	131,324
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	1,500,000	21,471
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	6,400,000	72,939

TOTAL PUT OPTIONS			869,395
Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	9,800,000	515,246
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	3,200,000	144,099
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	7,200,000	243,853
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	3,400,000	135,898
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	1,500,000	81,498
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	6,400,000	303,796

TOTAL CALL OPTIONS			1,424,390
TOTAL PURCHASED SWAPTIONS (Cost $2,408,740)			2,293,785

For the period, the average monthly notional amount at value for purchased swaptions in the aggregate was $29,300,000.
TOTAL INVESTMENT IN SECURITIES - 149.9% (Cost $894,190,367)	878,878,913
NET OTHER ASSETS (LIABILITIES) - (49.9)%	(292,480,662)
NET ASSETS - 100.0%	586,398,251

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(2,100,000)	(1,768,082)
3% 9/1/54	(2,450,000)	(2,215,571)
3% 9/1/54	(4,800,000)	(4,340,711)
3.5% 9/1/54	(500,000)	(465,314)
5% 9/1/54	(4,200,000)	(4,191,124)
5% 9/1/54	(3,300,000)	(3,293,026)
5% 9/1/54	(1,875,000)	(1,871,037)
5.5% 9/1/54	(8,925,000)	(8,982,090)
6% 9/1/54	(7,700,000)	(7,811,665)

TOTAL GINNIE MAE		(34,938,620)

Uniform Mortgage Backed Securities
2% 9/1/39	(2,150,000)	(1,944,238)
2% 9/1/54	(11,000,000)	(8,996,797)
2% 9/1/54	(14,400,000)	(11,777,625)
2% 9/1/54	(1,200,000)	(981,469)
2% 9/1/54	(1,000,000)	(817,891)
2% 9/1/54	(600,000)	(490,734)
2% 9/1/54	(300,000)	(245,367)
2% 9/1/54	(1,500,000)	(1,226,836)
2% 9/1/54	(14,300,000)	(11,695,836)
2% 9/1/54	(2,125,000)	(1,738,018)
2% 9/1/54	(2,125,000)	(1,738,018)
2.5% 9/1/54	(1,600,000)	(1,363,937)
2.5% 9/1/54	(4,375,000)	(3,729,516)
2.5% 9/1/54	(800,000)	(681,969)
2.5% 9/1/54	(2,025,000)	(1,726,233)
2.5% 9/1/54	(4,050,000)	(3,452,467)
2.5% 9/1/54	(1,000,000)	(852,461)
2.5% 10/1/54	(4,050,000)	(3,456,580)
3% 9/1/54	(500,000)	(443,301)
3% 9/1/54	(2,800,000)	(2,482,484)
3% 9/1/54	(900,000)	(797,941)
3% 9/1/54	(3,225,000)	(2,859,290)
3% 9/1/54	(3,525,000)	(3,125,271)
3% 10/1/54	(3,225,000)	(2,862,061)
3.5% 9/1/54	(900,000)	(828,387)
4% 9/1/54	(500,000)	(474,160)
4% 9/1/54	(1,100,000)	(1,043,152)
4% 9/1/54	(3,500,000)	(3,319,121)
4.5% 9/1/54	(1,200,000)	(1,167,797)
5.5% 9/1/54	(300,000)	(302,051)
6% 9/1/54	(2,500,000)	(2,545,996)
6% 9/1/54	(2,000,000)	(2,036,797)
6% 9/1/54	(1,700,000)	(1,731,277)
6% 9/1/54	(600,000)	(611,039)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(83,546,117)

TOTAL TBA SALE COMMITMENTS (Proceeds $117,986,800)		(118,484,737)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	53	Dec 2024	10,999,984	(14,041)	(14,041)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Dec 2024	923,563	(23,108)	(23,108)

TOTAL PURCHASED					(37,149)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	31	Dec 2024	3,520,438	28,278	28,278
CBOT 5-Year U.S. Treasury Note Contracts (United States)	40	Dec 2024	4,375,938	18,515	18,515
CBOT Long Term U.S. Treasury Bond Contracts (United States)	45	Dec 2024	5,540,625	109,600	109,600

TOTAL SOLD					156,393

TOTAL FUTURES CONTRACTS					119,244
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	66	(59)	7
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	1,155	(3,121)	(1,966)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	3,367	(10,897)	(7,530)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	4,292	(8,622)	(4,330)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	4,655	(9,733)	(5,078)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	170,000	25,094	(50,939)	(25,845)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	23,618	(36,721)	(13,103)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	230,000	33,951	(51,039)	(17,088)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	240,000	35,427	(65,598)	(30,171)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	80,000	11,809	(20,925)	(9,116)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80,000	11,809	(18,555)	(6,746)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	14,761	(19,293)	(4,532)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	29,522	(32,766)	(3,244)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	23,618	(41,827)	(18,209)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	160,000	23,618	(45,478)	(21,860)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	20,666	(39,317)	(18,651)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	170,000	25,094	(47,335)	(22,241)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	110,000	16,237	(28,898)	(12,661)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	47,236	(79,045)	(31,809)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	11,809	(18,811)	(7,002)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	16,237	(25,171)	(8,934)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	14,761	(16,752)	(1,991)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	30,999	(52,809)	(21,810)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	11,005	(14,274)	(3,269)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	11,005	(14,019)	(3,014)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	11,005	(12,921)	(1,916)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	100,000	11,005	(13,166)	(2,161)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	11,005	(13,926)	(2,921)

TOTAL BUY PROTECTION							484,826	(792,017)	(307,191)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	(6,735)	45,990	39,255
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	(6,801)	47,761	40,960
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,900,000	(20,178)	18,898	(1,280)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	600,000	(6,372)	8,178	1,806
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	900,000	(13,337)	17,990	4,653
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	2,800,000	(41,492)	56,376	14,884
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	400,000	(5,927)	6,326	399
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	800,000	(11,855)	10,537	(1,318)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	1,100,000	(16,300)	22,067	5,767
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	800,000	(15,961)	19,970	4,009
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	2,800,000	(55,865)	70,342	14,477
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	1,000,000	(19,952)	22,805	2,853
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	400,000	(7,981)	8,365	384
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	400,000	(7,981)	9,030	1,049
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	500,000	(9,976)	12,570	2,594
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	1,000,000	(19,952)	26,799	6,847

TOTAL SELL PROTECTION							(266,665)	404,004	137,339
TOTAL CREDIT DEFAULT SWAPS							218,161	(388,013)	(169,852)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	23,122,000	(271,270)	0	(271,270)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	15,159,000	(159,179)	0	(159,179)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	3,612,000	(72,956)	0	(72,956)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	19,441,000	(446,789)	0	(446,789)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	1,393,000	36,695	0	36,695
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	5,349,000	(93,011)	0	(93,011)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	302,000	8,673	0	8,673
TOTAL INTEREST RATE SWAPS							(997,837)	0	(997,837)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $70,350,833.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,015,615.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $383,482.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,030,185 or 10.9% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,836,862	297,470,979	296,082,845	1,023,036	(314)	-	14,224,682	0.0%
Total	12,836,862	297,470,979	296,082,845	1,023,036	(314)	-	14,224,682

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	22,464,783	-	22,464,783	-

U.S. Government Agency - Mortgage Securities	673,083,993	-	673,083,993	-

Asset-Backed Securities	33,863,993	-	33,863,993	-

Collateralized Mortgage Obligations	42,271,162	-	42,271,162	-

Commercial Mortgage Securities	90,676,515	-	90,676,515	-

Money Market Funds	14,224,682	14,224,682	-	-

Purchased Swaptions	2,293,785	-	2,293,785	-
Total Investments in Securities:	878,878,913	14,224,682	864,654,231	-
Derivative Instruments: Assets
Futures Contracts	156,393	156,393	-	-
Swaps	530,194	-	530,194	-
Total Assets	686,587	156,393	530,194	-
Liabilities
Futures Contracts	(37,149)	(37,149)	-	-
Swaps	(1,309,870)	-	(1,309,870)	-
Total Liabilities	(1,347,019)	(37,149)	(1,309,870)	-
Total Derivative Instruments:	(660,432)	119,244	(779,676)	-
Other Financial Instruments:
TBA Sale Commitments	(118,484,737)	-	(118,484,737)	-
Total Other Financial Instruments:	(118,484,737)	-	(118,484,737)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	484,826	(266,665)
Total Credit Risk	484,826	(266,665)
Interest Rate Risk
Futures Contracts (b)	156,393	(37,149)
Purchased Swaptions (c)	2,293,785	0
Swaps (d)	45,368	(1,043,205)
Total Interest Rate Risk	2,495,546	(1,080,354)
Total Value of Derivatives	2,980,372	(1,347,019)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $879,965,685)	$864,654,231
Fidelity Central Funds (cost $14,224,682)	14,224,682

Total Investment in Securities (cost $894,190,367)		$878,878,913
Receivable for investments sold		255,487
Receivable for TBA sale commitments		117,986,800
Receivable for fund shares sold		792,375
Interest receivable		1,666,076
Distributions receivable from Fidelity Central Funds		57,712
Receivable for daily variation margin on futures contracts		31,015
Receivable for daily variation margin on centrally cleared swaps		77,674
Bi-lateral OTC swaps, at value		484,826
Receivable from investment adviser for expense reductions		6,149
Total assets		1,000,237,027
Liabilities
Payable for investments purchased
Regular delivery	$3,898,320
Delayed delivery	288,614,589
TBA sale commitments, at value	118,484,737
Payable for fund shares redeemed	2,550,241
Bi-lateral OTC swaps, at value	266,665
Other payables and accrued expenses	24,224
Total liabilities		413,838,776
Net Assets		$586,398,251
Net Assets consist of:
Paid in capital		$640,210,538
Total accumulated earnings (loss)		(53,812,287)
Net Assets		$586,398,251
Net Asset Value, offering price and redemption price per share ($586,398,251 ÷ 64,443,104 shares)		$9.10
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$22,162,497
Income from Fidelity Central Funds		1,023,036
Total income		23,185,533
Expenses
Custodian fees and expenses	$49,194
Independent trustees' fees and expenses	1,627
Total expenses before reductions	50,821
Expense reductions	(39,987)
Total expenses after reductions		10,834
Net Investment income (loss)		23,174,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,708,123)
Fidelity Central Funds	(314)
Futures contracts	(1,377,189)
Swaps	(736,972)
Written options	8,625
Total net realized gain (loss)		(4,813,973)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,848,470
Futures contracts	682,083
Swaps	(1,069,665)
TBA Sale commitments	(30,307)
Total change in net unrealized appreciation (depreciation)		26,430,581
Net gain (loss)		21,616,608
Net increase (decrease) in net assets resulting from operations		$44,791,307
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,174,699	$16,627,097
Net realized gain (loss)	(4,813,973)	(15,732,995)
Change in net unrealized appreciation (depreciation)	26,430,581	(8,367,553)
Net increase (decrease) in net assets resulting from operations	44,791,307	(7,473,451)
Distributions to shareholders	(23,122,344)	(16,412,169)

Share transactions
Proceeds from sales of shares	141,726,319	175,006,969
Reinvestment of distributions	23,117,926	16,375,010
Cost of shares redeemed	(120,090,145)	(72,830,101)

Net increase (decrease) in net assets resulting from share transactions	44,754,100	118,551,878
Total increase (decrease) in net assets	66,423,063	94,666,258

Net Assets
Beginning of period	519,975,188	425,308,930
End of period	$586,398,251	$519,975,188

Other Information
Shares
Sold	15,910,604	19,614,350
Issued in reinvestment of distributions	2,635,085	1,837,995
Redeemed	(13,394,226)	(8,173,220)
Net increase (decrease)	5,151,463	13,279,125

Financial Highlights
Fidelity® Series Investment Grade Securitized Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.77	$9.24	$10.41	$10.68	$10.45
Income from Investment Operations
Net investment income (loss) A,B	.373	.317	.142	.056	.209
Net realized and unrealized gain (loss)	.329	(.477)	(1.165)	(.023)	.330
Total from investment operations	.702	(.160)	(1.023)	.033	.539
Distributions from net investment income	(.372)	(.310)	(.147)	(.083) C	(.219)
Distributions from net realized gain	-	-	-	(.220) C	(.090)
Total distributions	(.372)	(.310)	(.147)	(.303)	(.309)
Net asset value, end of period	$9.10	$8.77	$9.24	$10.41	$10.68
Total Return D	8.25%	(1.73)%	(9.89)%	.32%	5.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % G	-% G	-% G	-% G	.01%
Expenses net of all reductions	-% G	-% G	-% G	-% G	.01%
Net investment income (loss)	4.25%	3.56%	1.45%	.54%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$586,398	$519,975	$425,309	$426,659	$188,284
Portfolio turnover rate H	721%	735%	761%	1091%	1014%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,953,096
Gross unrealized depreciation	(27,849,195
Net unrealized appreciation (depreciation)	$(17,896,099)
Tax Cost	$895,278,939

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$969,576
Capital loss carryforward	$(36,769,008)
Net unrealized appreciation (depreciation) on securities and other investments	$(18,012,856)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(28,165,139)
Long-term	(8,603,869)
Total capital loss carryforward	$(36,769,008)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$ 23,122,344	$ 16,412,169
Total	$ 23,122,344	$ 16,412,169

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Securitized Fund
Credit Risk
Swaps	(41,034)	(180,174)
Total Credit Risk	(41,034)	(180,174)
Interest Rate Risk
Futures Contracts	(1,377,189)	682,083
Purchased Options	15,230	(112,572)
Written Options	8,625	-
Swaps	(695,938)	(889,491)
Total Interest Rate Risk	(2,049,272)	(319,980)
Totals	(2,090,306)	(500,154)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	2,789,706,993	2,768,709,426
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $32,837.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,150.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Series Investment Grade Securitized Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 5.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $23,122,344 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	11,814,004,433.55	97.25
Withheld	334,633,605.07	2.75
TOTAL	12,148,638,038.62	100.00
Jennifer Toolin McAuliffe
Affirmative	11,801,437,777.69	97.14
Withheld	347,200,260.93	2.86
TOTAL	12,148,638,038.62	100.00
Christine J. Thompson
Affirmative	11,799,735,265.07	97.13
Withheld	348,902,773.55	2.87
TOTAL	12,148,638,038.62	100.00
Elizabeth S. Acton
Affirmative	11,763,944,249.67	96.83
Withheld	384,693,788.95	3.17
TOTAL	12,148,638,038.62	100.00
Laura M. Bishop
Affirmative	11,816,418,545.71	97.27
Withheld	332,219,492.91	2.73
TOTAL	12,148,638,038.62	100.00
Ann E. Dunwoody
Affirmative	11,766,162,744.64	96.85
Withheld	382,475,293.98	3.15
TOTAL	12,148,638,038.62	100.00
John Engler
Affirmative	11,692,629,526.64	96.25
Withheld	456,008,511.98	3.75
TOTAL	12,148,638,038.62	100.00
Robert F. Gartland
Affirmative	11,762,176,459.70	96.82
Withheld	386,461,578.92	3.18
TOTAL	12,148,638,038.62	100.00
Robert W. Helm
Affirmative	11,797,887,400.14	97.11
Withheld	350,750,638.48	2.89
TOTAL	12,148,638,038.62	100.00
Arthur E. Johnson
Affirmative	11,722,693,701.64	96.49
Withheld	425,944,336.98	3.51
TOTAL	12,148,638,038.62	100.00
Michael E. Kenneally
Affirmative	11,755,380,864.02	96.76
Withheld	393,257,174.60	3.24
TOTAL	12,148,638,038.62	100.00
Mark A. Murray
Affirmative	11,768,949,175.31	96.87
Withheld	379,688,863.31	3.13
TOTAL	12,148,638,038.62	100.00
Carol J. Zierhoffer
Affirmative	11,806,868,951.90	97.19
Withheld	341,769,086.72	2.81
TOTAL	12,148,638,038.62	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891237.106
IGS-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024